STAAR Investment Trust

Series Funds

PROSPECTUS

May 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR AltCat Fund

(Alternative Categories Fund)

Prospectus

Ticker: SITAX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR AltCat Fund pursues growth of investors’ capital.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.28%
Acquired Fund Fees & Expenses	0.60%
Total Annual Fund Operating Expenses	2.79%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	3 Years	5 Years	10 Years
$282	$865	$1474	$3119

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.58% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause  taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was +13.90% (quarter ending 12/31/01) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR AltCat Fund
Return Before Taxes	12.35%	2.77%	3.44%	4.48%
Return After Taxes on Distributions*	12.35%	2.29%	4.53%	3.88%
Return After Taxes on Distributions and Sale of Fund Shares*	10.50%	1.70%	2.32%	3.54%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	15.06%	2.29%	1.41%	4.77%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ STRATEGIES AND RISKS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR AltCat Fund pursues long-term growth of investors’ capital.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests may themselves hold the securities of domestic or foreign companies.  There are no limits on the size of companies that may be owned directly or indirectly though underlying funds, however the Fund’s holdings are generally funds that own securities of large and mid capitalization domestic and foreign companies. Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries.  Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  Anexample of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED INVESTMENT REPRESENTATIVE

Your representative can help you with forms and the processing of your check.

BY WIRE

Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers’ checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest.

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

Frequent Trading and Market Timing

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund advisors do not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the advisors think could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

AltCat Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$11.50	$9.74	$15.58	$14.46	$14.28
Income From Investment Operations: ***
Net investment income / (loss)*	(0.11)	(0.10)	(0.03)	(0.01)	(0.08)
Net realized and unrealized gains on securities	1.53	1.86	(5.01)	2.09	1.75
Total income from investment operations	1.42	1.76	(5.04)	2.08	1.67
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	0.00	(0.00)	(0.80)	(0.96)	(1.49)
Total distributions	0.00	(0.00)	(0.80)	(0.96)	(1.49)
Net Asset Value, end of Period	12.92	$11.50	$9.74	$15.58	$14.46
Total return (%)**	12.4%	18.1%	(32.4%)	14.5%	11.7%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$3,159	$2,910	$2,376	$3,821	$3,095
Ratio of expenses to average net assets (%)	2.19%	2.34%	1.90%	1.91%	1.89%
Ratio of net investment income to avg net assets (%)	(0.91)%	(0.95%)	(0.19%)	(0.08%)	(0.55%)
Portfolio turnover rate	22.58%	34.12%	32.95%	19.88%	11.08%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR General Bond Fund

Prospectus

Ticker: SITGX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.06%
Other Expenses	1.27%
Total Annual Fund Operating Expenses	1.68%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$172	$533	$918	$1998

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.10% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 45.82% of its assets invested in US Government, Government Agency and Government Money Market Funds.  54.18% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 3.5 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.42% (quarter ending 09/30/01) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR General Bond Fund
Return Before Taxes	2.79%	3.04%	3.45%	4.14%
Return After Taxes on Distributions*	2.21%	1.95%	2.15%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares*	1.87%	1.66%	1.86%	2.36%
Barcap Intermediate Gov’t/Credit Index 2 (Reflects no deductions for taxes, fees or sales charges)	5.89%	5.53%	5.51%	5.89%

*  After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Trust is $1,000.  The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information about the Fund’s Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

PRIMARY INVESTMENT STRATEGIES:

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor (s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 45.82% of its assets invested in US Government, Government Agency and Government Money Market Funds.  54.28% was invested in corporate bonds.  The Dollar Weighted Average Maturity was 3.5 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Advisor is given a high degree of flexibility in choosing maturities.  In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor(s) may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

The Fund and its Advisors seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.

In deciding to buy, hold or sell a particular mutual fund, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and its holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and Advisor's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

BY MAIL

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

THROUGH YOUR REGISTERED INVESTMENT REPRESENTATIVE

Your representative can help you with forms and the processing of your check.

BY WIRE

Call Shareholder Services for availability and instructions.

BY PAYROLL DEDUCTION

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest..

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor(s) does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

General Bond Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net Asset Value beg. of period	$9.86	$9.65	$10.14	$10.11	$10.06
Income From Investment Operations: ***
Net investment income	0.17	0.24	0.33	0.35	0.35
Net realized and unrealized gains on securities	0.10	0.34	(0.51)	0.10	0.01
Total income from investment operations	0.27	0.58	(0.18)	0.45	0.36
Distributions:
Dividends from net Investment Income	(0.16)	(0.37)	(0.31)	(0.42)	(0.31)
Distributions From Capital Gains	0.00	0.00	0.00	0.00	0.00
Total Distributions	(0.16)	(0.37)	(0.31)	(0.42)	(0.31)
Net Asset Value, end of year	$9.97	$9.86	$9.65	$10.14	$10.11
Total Return (%)*	2.8%	6.1%	(1.7%)	4.5%	3.7%
Ratios/Supplemental Data
Net Assets at End of Year (in $1000's)	$ 2,592	$ 2193	$ 2644	$ 2998	$ 3688
Ratio of Expenses to Average Net Assets (%) **	1.70%	1.75%	1.44%	1.56%	1.33%
Ratio of Net Inv Income (Loss) to Avg Net Assets (%)	1.68%	2.44%	3.32%	3.48%	3.47%
Portfolio Turnover Rate	69.10%	37.18%	103.60%	30.22%	40.48%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR International Fund

Prospectus

Ticker: SITIX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.26%
Acquired Fund Fees & Expenses	0.87%
Total Annual Fund Operating Expenses	3.04%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$307	$939	$1,596	$3355

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.68% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 Annual Total Returns:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.96% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR International Fund
Return Before Taxes	10.05%	3.74%	4.55%	4.23%
Return After Taxes on Distributions*	10.05%	2.38%	4.00%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares*	8.54%	2.64%	3.63%	3.19%
MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)	7.75%	2.46%	3.50%	4.82%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest..

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the managers ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

International Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. of period	$11.44	$ 8.70	$ 16.33	$ 15.62	$ 13.54
Income From Investment Operations: ***
Net investment income / (loss)*	(0.08)	(0.09)	(0.03)	0.09	(0.01)
Net realized and unrealized gains on securities	1.23	2.83	(6.64)	2.35	2.90
Total income from investment operations	1.15	2.74	(6.67)	2.44	2.89
Distributions:
Dividends from net investment income	0.00	0.00	0.00	(0.09)	0.00
Distributions from capital gains	0.00	(0.00)	(0.96)	(1.64)	(0.81)
Total distributions	0.00	(0.00)	(0.96)	(1.73)	(0.81)
Net Asset Value, end of Period	$12.59	$ 11.44	$ 8.70	$ 16.33	$ 15.62
Total return (%)**	10.0%	31.5%	(40.8%)	15.6%	21.4%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 3209	$ 3030	$ 2329	$ 5837	$ 5378
Ratio of expenses to average net assets (%)	2.17%	2.31%	1.96%	1.92%	1.86%
Ratio of net investment income to avg net assets (%)	(0.69)%	(0.90%)	(0.25%)	0.51%	(0.06%)
Portfolio turnover rate	8.68%	15.3%	21.47%	18.46%	15.66%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Larger Company Stock Fund

Prospectus

Ticker: SITLX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

FEES AND EXPENSES:  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES1

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees (	0.01%
Other Expenses	1.28%
Acquired Fund Fees & Expenses	0.59%
Total Annual Fund Operating Expenses	2.78%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$315	$963	$1635	$3430

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.48% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: This is a “fund of funds” that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Adviser seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund’s investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund’s overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Larger Company Fund
Return Before Taxes	13.21%	-0.09%	0.18%	2.87%
Return After Taxes on Distributions*	13.21%	-1.37%	0.69%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares*	11.23%	-0.18%	-0.08%	2.12%
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)	15.06%	2.29%	1.41%	4.77%

*

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  .

MANAGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and Director of the Adviser.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.   A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:   If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

Up to 20% of the portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies’ business plan and financial performance.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest..

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$10.52	$9.03	$13.56	$14.05	$13.14
Income From Investment Operations: ***
Net investment income / (loss)*	(0.10)	(0.11)	(0.05)	(0.09)	(0.08)
Net realized and unrealized gains on securities	1.49	1.60	(4.48)	0.59	1.32
Total income from investment operations	1.39	1.49	(4.53)	0.50	1.24
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	0.00	0.00	0.00	(0.99)	(0.33)
Total distributions	0.00	0.00	0.00	(0.99)	(0.33)
Net Asset Value, end of Period	$11.91	$10.52	$9.03	$13.56	$14.05
Total return (%)**	13.2%	16.5%	(33.4%)	3.6%	9.4%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,248	$ 2,922	$ 2,613	$ 4,422	$ 4,488
Ratio of expenses to average net assets (%)	2.19%	2.30%	1.91%	1.90%	1.84%
Ratio of net investment income to avg net assets (%)	(0.97%)	(1.15%)	(0.42%)	(0.59%)	(.56%)
Portfolio turnover rate	45.48%	17.08%	15.99%	36.83%	22.95%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Short Term Bond Fund

Prospectus

Ticker: SITBX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%
Distribution (12b-1) Fees	0.08%
Other Expenses	1.37%
Total Annual Fund Operating Expenses	1.80%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$566	$975	$2,116

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.33% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 41.34% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  58.66% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was 1.6 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.71% (quarter ending 09/30/01) and the lowest return for a quarter was –3.64% (quarter ending 06/30/04).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Short Term Bond Fund 1
Return Before Taxes	0.67%	2.11%	3.20%	4.11%
Return After Taxes on Distributions*	0.44%	1.39%	1.82%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares*	0.37%	1.18%	1.56%	2.18%
Barcap 1-3 year Gov’t Index 2 (Reflects no deductions for taxes, fees or expenses)	2.40%	4.32%	4.07%	4.66%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Distributions representing a return of capital are not subject to income tax.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Fund is $1,000.  The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher (”investment grade”).   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   As of 12/31/2010 the Fund had 41.28% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  58.72% was invested in corporate bonds.  The Dollar Weighted Average Maturity was 1.6 years.

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.   The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund’s assets (5% or less) and is not a primary investment strategy.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

Junk Bond Risk: Though the Fund generally does not own “junk bonds,” a rating downgrade could result in the Fund holding a position classified as “junk.”  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody’s) to D (S&P) and C (Moody’s).  A rating below BBB- and Baa- respectively signals non-investment grade or “junk” bond status.

Derivatives:  Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.   If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

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Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

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You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

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Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

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Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest..

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Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisor does not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor think could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net Asset Value beg. of period	$9.23	$9.21	$9.38	$9.30	$9.21
Income From Investment Operations: ***
Net investment income	0.05	0.10	0.17	0.31	0.28
Net realized and unrealized gains on securities	0.01	0.06	(0.15)	0.10	0.04
Total income from investment operations	0.06	0.16	0.02	0.41	0.32
Distributions:
Dividends from net investment income	(0.06)	(0.14)	(0.19)	(0.33)	(0.23)
Return of Capital	(0.21)
Distributions From capital gains	0	0.00	0.00	0.00	0.00
Total Distributions	(0.27)	(0.14)	(0.19)	(0.33)	(0.23)
Net Asset Value, end of period	$9.02	$9.23	$9.21	$9.38	$9.30
Total Return (%)*	0.67%	1.8%	0.2%	4.4%	3.5%
Ratios/Supplemental Data
Net Assets at end of period (in $1000's)	$ 1,687	$ 3,201	$ 3,690	$ 1,358	$ 1,494
Ratio of Expenses to Average Net Assets (%) **	1.80%	1.82%	1.58%	1.41%	1.12%
Ratio of Net Investment Income (Loss) to Avg Net Assets (%)	0.51%	1.11%	1.87%	3.33%	3.04%
Portfolio Turnover Rate	92.33%	78.72%	115.00%	41.49%	11.79%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Smaller Company Stock Fund

Prospectus

Ticker: SITSX

May 1, 2011

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.01%
Other Expenses	1.25%
Acquired Fund Fees & Expenses	0.99%
Total Annual Fund Operating Expenses	3.15%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$318	$971	$1,649	$3,457

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.96% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Adviser seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.   The Fund’s investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weight the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser’s research, analysis techniques and strategies used by the investment adviser and/or the investment adviser’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

 ANNUAL TOTAL RETURNS:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.staarfunds.com

Calendar Year Returns as of December 31, 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/10	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Smaller Company Fund
Return Before Taxes	20.82%	1.78%	4.28%	6.48%
Return After Taxes on Distributions*	20.82%	-0.75%	3.14%	5.30%
Return After Taxes on Distributions and Sale of Fund Shares*	17.70%	0.61%	2.95%	4.91%
Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)	26.85%	4.47%	6.33%	6.93%

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

MANAGEMENT

Investment Adviser: STAAR Financial Advisors, Inc. is the investment adviser (the “Adviser”) for the Fund.

Portfolio Manager:  J. Andre Weisbrod has served as the Fund’s portfolio manager since 1996.  Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Fund is $1,000.  The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Additional Information about the Funds’ Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Smaller Company Fund pursues growth of investors’ capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

PRINCIPAL INVESTMENT STRATEGIES:

This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds (“ETFs”).  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund’s mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The Fund’s investments primarily consistof the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.  Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor’s evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:

Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.

Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation’s financial strength can adversely affect a country’s currency value compared to other countries.  Not only are the Fund’s investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

Investment Management:  The Advisor is responsible for the selection and allocation of the Fund’s investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

Cash Management: As part of its overall strategy, the Fund’s management may increase or decrease its cash positions.  The use of cash can adversely affect a fund’s performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Temporary Investments: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund’s best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund’s assets or option contracts designed as “portfolio insurance.”  An example of portfolio insurance would be purchasing a “put’ contract when a market or individual security has advanced beyond expectations.

Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund’s portfolio securities is available in the Fund’s SAI (Statement of Additional Information) and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund’s schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237.  J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989.  As of December 31, 2010 the Adviser had assets under management totaling over $30 million.  Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently se at .90% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund’s Board of Trustees’ (the “Board of Trustees”) approval of the Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund’s portfolio manager since the Fund’s inception.  As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund.  The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University.    The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund’s net assets by the total number of outstanding shares of each Fund. The Funds’ Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year’s Day, Martin Luther King Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust’s Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds’ actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund’s investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to “STAAR Investment Trust” to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

Your representative can help you with forms and the processing of your check.

By Wire

Call Shareholder Services for availability and instructions.

By Payroll Deduction

You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS

We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT

The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL

You may add to your investment at any time by mailing a check payable to “STAAR Investment Trust” to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN

You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day’s closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

We reserve the right to delay transaction instructions that are not in “good order.”  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must…

1.

Be provided by person(s) authorized on the account in accordance with STAAR’s policies to access the account and request transactions.

2.

Include the Fund name and account number.

3.

Include the amount of the transaction in terms of shares or dollars or percentages.

4.

Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.

The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE:  The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•

Distributions are taxable whether reinvested or not.

•

Distributions declared in December but not paid until January are taxable as if received in December.

•

You may be eligible for reduced taxes on certain “qualified dividends” and long-term capital gains (gains on securities held longer than 1 year).

•

Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

•

Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

•

Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

•

If you invest in shares of the Fund in taxable account near to a distribution date, you can “buy a dividend,” meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund’s distribution schedule before you invest..

•

Special rules apply to IRAs and other deferred accounts.

•

You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS:  If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD

Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS

If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES

The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS

At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS

Where two individuals are registered as owners, the Trust will designate the ownership as “joint tenants with rights of survivorship” unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS

The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund’s operations or performance.

FREQUENT TRADING AND MARKET TIMING

The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders.   Such practices include short-term “market timing” trades and “time zone arbitrage.  The Fund Advisors do not knowingly accommodate frequent traders.  Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund.  However, there is no assurance that the Fund Advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:

The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund’s performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund’s investment program and create additional transaction costs that are borne by all fund shareholders.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds’ prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds’ Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor’s Agreement and the Advisor’s ownership of securities owned in the Fund(s)’ portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund’s securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions.  The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request.

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$9.32	$ 7.41	$11.38	$13.87	$14.85
Income From Investment Operations: ***
Net investment income / (loss)*	(0.15)	(0.13)	(0.11)	(0.14)	(0.17)
Net realized and unrealized gains on securities	2.09	2.04	(3.86)	(0.33)	2.26
Total income from investment operations	1.94	1.91	(3.97)	(0.47)	2.09
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	(0.00)	(0.00)	(0.00)	(2.02)	(3.07)
Total distributions	(0.00)	(0.00)	(0.00)	(2.02)	(3.07)
Net Asset Value, end of Period	$11.26	$9.32	$7.41	$11.38	$13.87
Total return (%)**	20.8%	25.8%	(34.9%)	(3.4%)	14.2%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$3,477	$2,824	$2,188	$4,041	$4,850
Ratio of expenses to average net assets (%)	2.16%	2.31%	1.96%	1.92%	1.83%
Ratio of net investment income to avg net assets (%)	(1.52)%	(1.68)%	(1.17)%	(0.98)%	(1.06)%
Portfolio turnover rate	12.96%	14.03%	16.27%	40.26%	37.46%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 14 – COVER PAGE AND TABLE OF CONTENTS

PART B

STATEMENT OF ADDITIONAL INFORMATION

THE STAAR INVESTMENT TRUST

AltCat Fund (ACF) – Ticker: SITAX

General Bond Fund (GBF) – Ticker: SITGX

International Fund (INTF) – Ticker: SITIX

Larger Company Stock Fund (LCSF) – Ticker: SITLX

Short Term Bond Fund (STBF) – Ticker: SITBX

Smaller Company Stock Fund (SCSF) – Ticker: SITSX

Mutual Shareholder Services

8000 Town Centre Drive

Broadview Heights, OH 44147

1-888-717-8227 (1-888-71STAAR)

STAAR Financial Advisors, Inc. (Advisor to the Trust)

604 McKnight Park Drive

Pittsburgh, PA 15237

(412) 367-9076

This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the “Trust”) dated May 1, 2011, as supplemented from time to time.

This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust’s Prospectus can be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

Date: May 1, 2011

Item 15 – HISTORY

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

The Funds are:

AltCat Fund (ACF)
General Bond Fund (GBF)
International Fund (INTF)
Larger Company Stock Fund (LCSF)
Short Term Bond Fund (STBF)
Smaller Company Stock Fund (SCSF)

Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference.  Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

(1)

No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

(2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

(3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust’s Funds does not exceed 5% of net asset values.  In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

 (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

(5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

(6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA (“Ginnie Mae”) loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

(7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

(8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS (Continued)

(9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager’s activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be “covered”, meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor’s opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds’ policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund’s risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust’s policies.

(10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

(11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust’s objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund’s portfolio.

The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:

1)

No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

2)   purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

3)  The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

       (12) The Funds generally disclose their portfolio holdings on a quarterly basis in Annual and Semi-Annual Reports as well as NQ Filings.  Such disclosures are generally made within 60 days of a quarter’s end.  At other times the manager(s) of the Funds may disclose that particular positions are held with respect to inquires from media, research organizations and individuals, but not as to specific share held or dollar amounts held.  General information about overall allocations may also be provided to such inquirers.

Item 17 – MANAGEMENT OF THE FUNDS

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 2669 Hunters Point Dr. Wexford, PA 15090, Age 61	Indeterminate / 16 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 62	Indeterminate / 16 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 72	Indeterminate / 12 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 1122 Church St., Ambridge, PA 15003, Age 58	Indeterminate / 11 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chatered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Living Bridge Church Worship Team, 2009-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2006 - Present Accounting Consultant – CJL Engineering Moon Twp., PA;  2001 - Present St. Stephen’s Episcopal Church Sewickley, PA , Director of Finance;   2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

 Additional Biographical Information (Continued)

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2010.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 12/31/2010:

Mr. J. Andre Weisbrod & Family :

Fund	% Owned
GBF	1.02%
STBF	0.69%
LCSF	5.02%
SCSF	5.56%
INTF	5.78%
ACF	10.71%

Mr. Weisbrod is the only non-independent director.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The committee met two times in 2010 to engage in these oversight activities.

Code of Ethics: The Funds and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  The code permits personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds providing the procedures to prevent conflicts of interest by requiring the prior approval of the Chief Compliance Officer, and recording and reporting of transactions to the Fund’s Board of Trustees.

Proxy Voting Policy: The Board of Trustees has adopted a Proxy voting policy under which the Fund manager(s) exercise voting rights for securities owned by the Funds. The policy provides the following guidelines:

Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors’ recommendations that the Manager(s) think might adversely affect shareholders.

If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

In general, the same policies will be applied to other securities.  Generally The STAAR Funds own an extremely small amount of the outstanding shares of any security.

If the Manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

Item 18 – CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

There are no Control Persons or Principal Holders to report.

Item 19 – INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust.

Fees to be paid to the Adviser by terms of the Advisory Agreement are as follows:

	Monthly Rate*	Annualized*	2008Amount Paid	2009Amount Paid	2010 Amount Paid
GBF	.0292%	.35%	14,119	8,485	8,291
STBF	.0292%	.35%	6,201	12,083	8,964
LCSF	.0750%	.90%	32,107	23,624	26,854
SCSF	.0750%	.90%	27,356	21,624	27,061
INTF	.0750%	.90%	32,991	23,025	26,666
ACF	.0750%	.90%	27,990	23,287	26,039

*These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

	2008 Amount Paid	2009 Amount Paid	2010 Amount Paid
GBF	15,761	11,255	8,155
STBF	7,827	15,860	8,885
LCSF	14,034	12,177	10,207
SCSF	11,955	11,111	10,298
INTF	14,213	11,809	10,148
ACF	12,281	11,866	9,907

These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC.  At that time the Adviser’s compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

Mr. J. Andre Weisbrod serves as portfolio manager for each of the six series Funds.  Mr. Weisbrod also manages discretionary accounts for private clients and advises other clients on a non-discretionary basis.  Total assets under discretionary management arrangements at the end of 2009 were $12.79 million among twenty-four individual clients.  Non-discretionary account assets advised were estimated at over $10 million.  These activities may require decisions and/or advice to change allocations of an individual’s account among any STAAR Funds holdings such account may have.  Mr. Weisbrod owned between $30,000 and $38,000 of STAAR Funds shares during 2009.

Other Investment Advice.  There is no other Investment Advice to report.

TRANSFER AND DIVIDEND-PAYING AGENT

Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

CUSTODIAN

     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Carson & Co., LLC, 400 Broad Street, Suite 1006, Sewickley, PA 15143

Item 20 – Portfolio Managers

J. Andre Weisbrod is portfolio manager for all six Funds.  He also manages over 30 private separate account portfolios totaling approximately $15 million.

 Item 21 – BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

Fund	Broker-Dealer	2006	2007	2008	2009	2010	% of Comm Pd in 2010

GBF	Scottrade	0	0	0	221	650	21%
STBF	Scottrade	0	0	0	365	398	13%
LCSF	Scottrade	0	0	0	284	532	17%
SCSF	Scottrade	0	0	0	475	455	15%
INTF	Scottrade	0	0	0	355	364	12%
ACF	Scottrade	0	0	0	369	721	23%

GBF	WRP Investments, Inc.	0	0	491	0		0%
STBF	WRP Investments	0	0	157	0		0%
LCSF	WRP Investments	0	1,692	622	0		0%
SCSF	WRP Investments	0	1,541	291	0		0%
INTF	WRP Investments	0	1,683	639	0		0%
ACF	WRP Investments	0	2,328	1,306	0		0%

GBF	Sterne Agee & Leeach	0	1,282	N/A	N/A		0%
STBF	Sterne Agee & Leeach	0	643	N/A	N/A		0%

GBF	Olde Economie Financial Consultants, Ltd	2,000	0	0	0		0%
STBF	Olde Economie Financial Consultants, Ltd	350	0	0	0		0%
LCSF	Olde Economie Financial Consultants, Ltd	6,090	0	0	0		0%
SCSF	Olde Economie Financial Consultants, Ltd	7,372	0	0	0		0%
INTF	Olde Economie Financial Consultants, Ltd	9,747	0	0	0		0%
ACF	Olde Economie Financial Consultants, Ltd	9,340	0	0	0		0%

NOTE: Commissions and payments to broker-dealers are estimated.  Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings.  Broker-dealers may receive 12b-1 “trailer” fees from certain underlying funds purchased through them.  12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds’ shareholders.  Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

12b-1 Plan

Effective September 3, 1998 the Trust has adopted a Plan of Distribution or “12b-1 Plan” under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund’s average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under “Trust Expenses”. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

In 2010 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares.    Total amounts were paid as follows:

Purpose or Payee	GBF	STBF	LCSF	SCSF	INTF	ACF
WRP Investments, Inc.	$ 1302.18	$ 1689.24	$ 224.01	$ 237.54	$ 195.08	$ 263.63
Dautrich Seiler Fin. Srvcs.	$ -	$ 354.23	$ 17.94	$ 19.12	$ 31.38	$ 19.62
Trustmont Financial Company	$ 135.81	$ 69.45	$ 57.78	$ 50.20	$ 69.01	$ 20.87
Advertising	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

*Actual cash paid.

Item 22 – CAPITAL STOCK AND OTHER SECURITIES

There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 23 – PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 – TAX ATION OF THE FUNDS

The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 – UNDERWRITERS

There are no underwriters of the Funds.

 Item 26 – CALCULATION OF PERFORMANCE DATA

Each Fund’s performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

P(1 + T)n = ERV
where:
P = a hypothetical initial payment of $10,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

Dividends and capital gains are assumed to be reinvested.

Total Return Performance Since May 28, 1998 Public Inception
	GBF	STBF	LCSF	SCSF	INTF	ACF
Payment	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Av. Annualized Tot Ret	4.14%	4.11%	2.87%	6.48%	4.23%	4.48%
Years: 5/28/97 to 12/31/10	13.59	13.59	13.59	13.59	13.59	13.59
Ending Value	$17,372	$17,287	$14,681	$23,471	$17.551	$18,139

Where Yield is calculated, the following formula is used:

YIELD = 2*[(((a-b)/cd) + 1)^6 – 1]

where:

a = dividends and interest earned during the period.

B = expenses accrued for the period (net of reimbursements).

C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

D = the maximum offering price per share on the last day of the period.

Yield Calculation 30 Days Ended 12/31/2010

	GBF	STBF	LCSF	SCSF	INTF	ACF

Investment Income	8,907.52	9,565.11	17,255.71	11,123.40	32,605.10	21,902.38
Expenses	4,158.67	3,209.26	7,410.00	7,897.78	7,070.04	6,160.77
Net Investment Income	260,152	187,015	272,737	308,750	254,794	244,573
Avg. Shrs. Outstanding	9.97	9.02	11.91	11.26	12.59	12.92
Max Offer price end of Period
SEC 30 Day Yield	2.21%	4.56%	3.66%	1.12%	9.74%	6.05%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30-day yields may overstate the annualized yields.

Item 27 – FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees

Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended .  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodians.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Carson & Co, LLC

Sewickley, Pennsylvania

February 23, 2011

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES 12/31/2010

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value (Cost $2,513,111; $1,651,103; $2,639,381; $3,035,069; $2,333,982; $2,539,862, respectively)	$2,566,152	$1,670,633	$3,248,964	$3,477,947	$3,210,126	$3,160,652
Cash	0	0	0	0	0	0
Receivables:
Prepaid Expenses	553	759	849	930	901	820
Dividends and Interest	27,888	19,374	584	185	158	586
Total Assets	2,594,593	1,690,766	3,250,397	3,479,062	3,211,185	3,162,058
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	273	178	880	945	860	853
Other Accrued Expenses	1,804	3,625	1,810	1,513	1,821	1,807
Dividends Payable	63	133	0	0	0	0
Securities Purchased	0	0	0	0	0	0
Total Liabilities	2,140	3,936	2,690	2,458	2,681	2,660
Net Assets	2,592,453	1,686,830	3,247,707	3,476,604	3,208,504	3,159,398

Net Assets Consist of:
Paid In Capital	2,725,214	1,735,455	3,177,187	3,737,125	2,446,569	2,756,300
Accumulated Undistributed Net Investment Income (Loss) on Investments	(946)	(50,196)	(252,402)	(378,802)	(109,872)	(117,194)
Accumulated Undistributed Realized Loss on Investments	(184,856)	(17,959)	(286,661)	(324,597)	(4,337)	(100,498)
Unrealized Appreciation/ (Depreciation) in Value of Investments	53,041	19,530	609,583	442,878	876,144	620,790
Net Assets (for 260,152; 187,015; 272,737; 308,750; 254,794; 244,573 shares outstanding, respectively)	2,592,453	1,686,830	3,247,707	3,476,604	3,208,504	3,159,398
Net Asset Value and Offering Price Per Share	$9.97	$9.02	$11.91	$11.26	$12.59	$12.92

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund

Schedule of Investments

12/31/2010

Shares		Value

Alternative Categories - 21.82%
1,000	First Trust-ISE Revere Natural Gas	$ 19,680
5,939	Franklin Natural Resources Fund Class-A	235,896
200	I-Shares Dow Jones US Real Estate	11,192
200	I-Shares NASDAQ Biotechnology Index Fund	18,684
700	I-Shares Silver Trust *	21,126
12,187	Live Oak Health Sciences Fund	153,433
300	Lyondellbasell Industries Class-A *	10,320
500	Market Vectors Environmental Service	25,800
200	Prudhoe Bay Royality Trust	25,308
400	SPDR Dow Jones Wilshire Reit Fund.	24,408
1,173	Vanguard Health Care Fund	143,598
		689,445
Developing Markets - 7.11%
1,800	Builders Emerging Markets 50 ADR Index Fund	86,670
934	Eaton Vance Greater India Fund Class-A	26,357
500	First Trust ISE Chindia Index	12,510
200	I-Shares MSCI Brazil Index Fund	15,480
200	I-Shares MSCI Chile Investable Market Index Fund *	15,920
800	SPDR S&P Emerging Asia Pacific Fund	67,800
		224,737
Global - 12.55%
1,195	American Smallcap World Fund Class-F-1	46,047
8,511	Franklin Global Mutual Discovery Fund Class-A	248,428
100	I-Shares S&P Global Energy Sector Index Fund	3,906
100	I-Shares S&P Global Healthcare Sector Index Fund	5,176
500	I-Shares S&P Global Infrastructure Fund	17,530
700	I-Shares S&P Global Technology Sector Fund	42,991
800	Market Vectors-Nuclear Energy Fund	20,280
600	Powershares Global Water Portfolio	12,006
		396,364
International - 8.89%
300	Accenture Plc. Class-A	14,547
200	America Movil S.A.B. ADR Series-L	11,468
300	Diageo Plc. ADR	22,299
1,700	I-Shares MSCI Australia Index Fund	43,248
200	I-Shares MSCI EAFE Index Fund	11,644
700	I-Shares MSCI Taiwan Index Fund	10,934
250	I-Shares S&P Latin America 40 Index Fund Class-F	13,465
3,849	Ivy Pacific Opportunities Fund Class-A	64,316
3,886	Matthews Asian Growth & Income Fund	70,106
1,200	Siliconware Precision Industries Co. ADR	7,140
400	Tata Motors Ltd. ADR	11,736
		280,903
Larger Company Stocks - 33.07%
300	Anadarko Petroleum Corp.	22,848
400	Bristol Myers Squibb Co.	10,592
200	Costco Wholesale Corp.	14,442
200	CSX Corp.	12,922
900	EMC Corp. *	20,610
200	Flowserv Corp.	23,844
1,000	Internet HOLDR's ADR	72,260
300	I-Shares DJ US Basic Materials Sector Fund	23,238
400	I-Shares DJ US Health Care Sector Index Fund	26,148
1,000	I-Shares DJ US Medical Devices Index Fund	58,910
5,300	I-Shares Russell Midcap Growth Index Fund	300,033
300	I-Shares S&P North America Natural Resources Sector	12,507
400	I-Shares S&P North America Tech-Multimd Ntwk Sector	13,404
200	Johnson & Johnson	12,370
200	Kimberly Clark Corp.	12,608
700	McDermott International Panama	14,483
200	McDonalds Corp.	15,352
1,586	Muhlenkamp Fund *	85,302
5,936	Neuberger Berman Focus Fund Class-Advisor	58,409
900	Powershares Cleantech Portfolio	23,760
600	PPL Corp.	15,792
300	Southern Co.	11,469
2,294	Vanguard Energy Fund	148,846
300	Walgreen Corp.	11,688
200	Waste Management, Inc.	7,374
200	Waters Corp. *	15,542
		1,044,753
Smaller Company Stocks - 7.25%
400	Eastgroup Properties Inc.	16,928
400	ICU Medical, Inc. *	14,600
500	I-Shares Russell 2000 Index Fund	39,120
300	I-Shares Russell Microcap Index Fund	15,033
300	NVE Corp. *	17,349
100	Papa Johns International, Inc. *	2,770
1,500	Powershares Lux Nanotech Portfolio *	14,700
1,000	Powershares Wilderhill Clean Energy Fund *	10,390
300	Quality Systems, Inc.	20,946
1,000	Textainer Group Holding Ltd.	28,490
500	United Guardian Inc. *	7,000
200	Walter Energy, Inc.	25,568
300	Wisdomtree Midcap Earnings Fund	16,197
		229,091

TOTAL FOR SECURITIES (Cost $2,244,503) - 90.69%		2,865,293

SHORT TERM INVESTMENTS - 9.35%
295,359	Federated Prime Obligations Fund 0.17% ** (cost $295,359)	295,359

TOTAL INVESTMENTS (Cost $2,539,862) - 100.04%		3,160,652

OTHER ASSETS LESS LIABILITIES - (0.04)%		(1,254)

NET ASSETS - 100.00%		$ 3,159,398

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund

Schedule of Investments

12/31/2010

Shares		Value

Short Term Corporate - 25.52%
200,000	Alcoa, Inc. 5.375%, 1/15/13	$ 213,195
100,000	IB-Capital One, 5.70%, 9/15/11	103,231
100,000	Goldman Sachs Group Inc. 5.7%, 9/1/12	106,736
50,000	Harley-Davidson Inc. 5.25%, 12/15/12	52,362
100,000	Merrill Lynch 5.77%, 7/25/11 MTN	102,810
50,000	Philip Morris International, Inc. 4.875%, 5/16/13	54,128
30,000	Regions Financial Corp. 4.875%, 4/26/13	29,250
		661,712

Intermediate Corporate - 28.66%
100,000	Bank of America Corp. 4.50%, 4/1/15	101,634
30,000	Centurylink Inc. 6.00%, 4/1/17	30,775
30,000	Donnelly RR & Sons Co. 4.95%, 4/1/14	30,736
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	54,689
30,000	Hartford Financial Services Group, 4.00%, 3/30/15	30,081
100,000	Hartford Financial Services Group, 4.75%, 3/1/14	104,143
100,000	Merrill Lynch 6.05%, 5/16/16	103,031
2,500	Pimco Corporate Opportunity Fund	42,425
30,000	Sunoco Inc. 5.75%, 1/15/17	31,326
200,000	United Health Group, 4.75%, 2/10/14	214,064
		742,904

Long Term US Gov't/Gov't Agency - 3.83%
100,000	Federal Home Loan Mortgage Corporation 2.00%, 7/27/22	99,336

Short Term US Gov't/Gov't Agency - 11.43%
39,000	Federal Farm Credit Bank 4.75%, 12/12/13	43,072
50,000	Federal Home Loan Bank 2.25%, 6/2/14	49,702
100,000	Federal Home Loan Mortgage Corporation 4.375%, 11/9/11	103,312
100,000	Federal National Mortgage Association, 1.375%, 7/19/13	100,314
		296,400
Intermediate US Gov't/Gov't Agency - 28.01%
50,000	Federal Farm Credit Bank 1.98%, 11/24/15	49,146
50,000	Federal Farm Credit Bank 2.05%, 12/21/15	48,807
50,000	Federal Farm Creidt Bank 2.45%, 12/28/15	49,879
100,000	Federal Home Loan Bank, Call/Step 1.00%, 9/23/15	98,519
150,000	Federal Home Loan Mortgage Corporation 1.50%, 6/15/15	151,058
100,000	Federal Home Loan Mortgage Corporation Call/Step, 2.00%, 3/15/15	100,396
100,000	Federal National Mortgage Association, 2.625%, 11/20/14	103,802
50,000	Federal National Mortgage Association, 2.25%, 3/28/16	49,226
700	Ishares Lehman Tips Bond	75,264
		726,097

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $2,473,408) - 97.45%		2,526,449

SHORT TERM INVESTMENTS - 1.54%
39,703	Federated Prime Obligations Fund 0.17% * (Cost $39,703)	39,703

TOTAL INVESTMENTS (Cost $2,513,111) - 98.99%		2,566,152

OTHER ASSETS LESS LIABILITIES - 1.01%		26,301

NET ASSETS - 100.00%		$ 2,592,453

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR International Fund

Schedule of Investments

12/31/2010

Shares		Value

International - 75.14%
400	Accenture Plc. Class A	$ 19,396
10,694	American Europacific Growth Fund Class-F-1	440,167
200	America Movil S.A.B. ADR	11,468
200	Diageo Plc.	14,866
7,891	Harbor International Institutional Fund	477,830
1,500	I-Shares MSCI Australia Index Fund	38,160
500	I-Shares MSCI Austria Index Fund	11,165
1,600	I-Shares MSCI Belgium Index Fund	21,008
400	I-Shares MSCI Canada Index Fund	12,400
2,000	I-Shares MSCI EAFE Index Fund	116,440
1,000	I-Shares MSCI Singapore Index Fund	13,850
2,500	I-Shares MSCI Taiwan Index Fund	39,050
550	I-Shares MSCI S&P Latin America 40 Index Fund	29,623
4,383	Marsico International Opportunities Fund	58,387
10,205	Putnam International Capital Opportunities Fund Class A	364,009
11,455	Sextant International	180,420
400	Ship Finance International Ltd.	8,608
1,000	Siliconware Precision Industries Co. ADR	5,950
47,296	Franklin Templeton Foreign Fund Class A	330,123
500	Tata Motors Ltd. ADR	14,670
200	Teva Pharmaceutical Industries Ltd. ADR	10,426
13,957	The Aberdeen International Equity Fund - Institutional Service	192,889
		2,410,905
Developing Markets - 18.57%
300	Builders Emerging Markets 50 ADR Index	14,445
952	Eaton Vance Greater India Fund Class-A	26,849
500	First Trust ISE Chindia Index	12,510
400	I-Shares MSCI Brazil Index Fund	30,960
300	I-Shares MSCI Chile *	23,880
800	I-Shares MSCI Emerging Markets Index Fund	38,114
1,500	I-Shares MSCI Malaysia Index Fund	21,570
200	I-Shares MSCI Turkey Investable Markets	13,242
600	SPDR S&P Emerging Asia Pacific Fund	50,850
14,234	Franklin Templeton Developing Markets Trust Class A	363,402
		595,822
Smaller Company Stocks - 0.28%
600	Thompson Creek Metals Co., Inc. *	8,832

TOTAL FOR SECURITIES (Cost $2,139,415) - 93.99%		3,015,559

SHORT TERM INVESTMENTS - 6.06%
194,567	Federated Prime Obligations Fund 0.17% ** (cost $194,567)	194,567

TOTAL INVESTMENTS (Cost $2,333,982) - 100.05%		3,210,126

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(1,622)

NET ASSETS - 100.00%		$ 3,208,504

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund

Schedule of Investments

12/31/2010

Shares		Value

Alternative Categories - 0.78%
200	Prudhoe Bay Royality Trust	$ 25,308

Global - 0.76%
400	Ishares S&P Global Technology	24,566

Larger Company Stocks - 93.76%
200	3M Co.	17,260
10,029	American Fundamental Investors Fund Class F-1	367,872
200	Amphenol Corp, New Class-A	10,556
300	Anadarko Petroleum Corp.	22,848
150	Babcock & Wilcox Co. *	3,838
400	Bristol Myers Squibb Co.	10,592
17,354	Brown Advisory Growth Equity Fund - Institutional *	221,785
4,050	Calamos Growth Fund Class-A *	216,189
800	Corning, Inc.	15,456
200	Costco Wholesale Corp.	14,442
100	CSX Corp.	6,461
1,000	EMC Corp. *	22,900
6,425	Fairholme Fund	228,603
300	Flir Systems, Inc. *	8,925
200	Flowserv Corp.	23,844
12,722	Franklin Rising Dividends Fund Class-A	417,908
4,677	Heartland Select Value	136,469
300	Heinz H J Co.	14,838
400	Home Depot Inc.	14,024
200	International Business Machines Corp.	29,352
900	Internet HOLDR's	65,034
200	I-Shares DJ US Healthcare Sector Index	13,074
600	I-Shares DJ US Medical Devices Index	35,346
4,600	I-Shares Russell Midcap Growth Index Fund	260,406
700	I-Shares S&P 500 Index	88,375
600	I-Shares North America Natural Resources Index Fund	25,014
300	Jacobs Engineering Group, Inc. *	13,755
200	Johnson & Johnson	12,370
200	Kimberly Clark Corp.	12,608
4,956	Mairs & Power Growth	357,619
300	McDermott International Panama	6,207
200	McDonalds Corp.	15,352
100	Northern Trust Corporation	5,541
600	PPL Corp.	15,792
700	Southern Company	26,761
2,272	Tocqueville Fund	51,267
100	Walgreen Corp.	3,896
200	Waters Corp. *	15,542
13,129	Yacktman Fund	217,150
		3,045,271

TOTAL FOR SECURITIES (Cost $2,485,562) - 95.30%		3,095,145

SHORT TERM INVESTMENTS - 4.74%
153,819	Federated Prime Obligations Fund 0.17% ** (cost $153,819)	153,819

TOTAL INVESTMENTS (Cost $2,639,381) - 100.04%		3,248,964

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(1,257)

NET ASSETS - 100.00%		$ 3,247,707

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

 STAAR Short Term Bond Fund

Schedule of Investments

12/31/2010

Shares		Value

Short Term Corporate - 58.66%
100,000	Alcoa, Inc. 5.375%, 1/15/13	$ 106,597
140,000	American Express Travel, 5.25%, 11/21/11	144,485
50,000	IB-Capital One, 5.70%, 9/15/11	51,615
100,000	Citigroup Inc. 5.50%, 4/11/13	106,483
100,000	Daimler Finance NA LLC, 7.30%, 1/15/12	106,248
150,000	Harley-Davidson Inc. 5.25%, 12/15/12	157,085
50,000	Kraft Foods Inc. 6.00% 2/11/13	54,753
100,000	Merrill Lynch & Co. 6.05%, 8/15/12	105,890
100,000	Southwest Airlines Co. 6.50%, 3/1/12	104,700
50,000	Xerox Corp. 6.875%, 8/15/11	51,716
		989,572
Short Term Corporate CD - 4.35%
38,000	Capmark Bank 5.00%, 7/2/13	41,237
30,000	Morgan Stanley CD 4.25%, 12/16/13	32,219
		73,456
Short Term US Gov't/Gov't Agency - 31.51%
25,000	Federal Farm Credit Bank 4.60%, 12/27/12	26,921
20,000	Federal Farm Credit Bank 5.05%, 11/25/13	22,214
25,000	Federal Home Loan Bank 4.00%, 12/13/13	27,057
30,000	Federal Home Loan Mortgage Corporation 1.15%, 9/3/13	29,928
35,000	Federal Home Loan Mortgage Corporation 1.50%, 7/12/13	35,126
10,000	Federal Home Loan Mortgage Corporation 2.00%, 5/8/13	10,014
100,000	Federal National Mortgage Association, 1.375%, 7/19/13	100,314
100,000	Federal National Mortgage Association, 2.00%, 1/30/12	101,577
25,000	Federal National Mortgage Association, 4.22%, 9/26/13	27,132
1,800	Ishares Lehman 1-3 Year Treasury Bond	151,164
		531,447

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,574,945) - 94.52%		1,594,475

SHORT TERM INVESTMENTS - 4.54%
76,158	Federated Prime Obligations Fund 0.17% * (Cost $76,158)	76,158

TOTAL INVESTMENTS (Cost $1,651,103) - 99.06%		1,670,633

OTHER ASSETS LESS LIABILITIES - 0.94%		16,197

NET ASSETS - 100.00%		$ 1,686,830

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund

Schedule of Investments

12/31/2010

Shares		Value

Alternative Categories - 0.60%
400	Market Vectors Environmental Services Index	$ 20,640

Smaller Company Stocks - 94.07%
300	Chemical Financial Corp.	6,645
10,443	Columbia Acorn Fund Class-Z	315,281
500	Eastgroup Properties, Inc.	21,160
12,013	Franklin Microcap Value Fund	383,322
300	ICU Medical, Inc. *	10,950
100	Ishares Russell 2000 Growth Index Fund	8,742
200	Ishares Russell 2000 Index Fund	15,648
2,000	Ishares Russell 2000 Value Index Fund	142,180
700	Ishares Russell Microcap Index	35,077
1,200	Ishares S&P Smallcap 600 Growth Index	87,108
13,000	Iventure Foods, Inc. *	56,160
8,387	Keeley Smallcap Value Fund Class-A *	209,416
400	Koppers Holdings Inc.	14,312
500	Nalco Holding Co.	15,970
300	NVE Corp. *	17,349
400	Pool Corp.	9,016
300	Powell Industries, Inc. *	9,864
1,000	Powershares Lux Nanotech *	9,800
1,700	Powershares Wilderhill Clean Energy *	17,663
300	Quality Systems, Inc.	20,946
19,971	Royce Microcap Investment Fund Investor Class	350,892
16,898	Royce Opportunity Fund *	204,125
9,330	Satuit Capital Microcap Fund Class-A *	301,257
200	Shaw Group, Inc. *	6,846
300	Steve Madden Ltd. *	12,516
1,600	Textainer Group Holdings Ltd.	45,584
15,134	The Aberdeen Small Cap Fund Class A	231,547
200	Walter Energy, Inc.	25,568
80,802	Wasatch Smallcap Value Fund *	294,118
200	Watsco, Inc.	12,616
300	Web MD Health Corp. *	15,318
12,492	William Blair Value Discovery Fund Class-I	174,011
3,200	Wisdom Tree Smallcap Dividend Index Fund	151,712
700	Wisdom Tree Midcap Earnings Fund	37,793
		3,270,512

TOTAL FOR SECURITIES (Cost $2,848,274) - 94.67%		3,291,152

SHORT TERM INVESTMENTS - 5.37%
186,795	Federated Prime Obligations Fund 0.17% ** (cost $186,795)	186,795

TOTAL INVESTMENTS (Cost $3,035,069) - 100.04%		3,477,947

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(1,343)

NET ASSETS - 100.00%		$ 3,476,604

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED 12/31/2010

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends (net of foreign tax witholding of $88 and $97 for INTF and ACF, respectively)	$ 7,060	$ 1,556	$ 35,825	$ 18,631	$ 43,079	$ 36,069
Interest	73,056	56,106	564	750	639	948
Total Investment Income	80,116	57,662	36,389	19,381	43,718	37,017

Expenses:
Advisory Fees (Note 3)	8,289	8,742	26,795	27,103	26,563	25,960
Distribution Fees	1,477	2,055	292	353	323	361
Transfer Agent and Fund Accounting Fees	7,915	8,770	9,859	10,151	9,955	9,688
Administrative Fees	2,368	2,498	2,977	3,011	2,952	2,884
Audit Fees	6,705	6,715	8,510	8,465	8,000	8,020
Legal Fees	2,304	2,699	3,037	3,071	3,079	2,977
Custody Fees	2,606	2,747	3,023	2,683	2,767	3,159
Printing Fees	563	592	604	512	613	513
Insurance Fees	2,040	2,988	2,548	2,447	2,462	2,499
Compliance Fees	4,105	4,641	4,764	5,010	4,944	4,937
Director's Fees	1,341	1,642	1,743	1,811	1,793	1,675
Other	500	801	1,015	534	619	585

Total Expenses	40,213	44,890	65,167	65,151	64,070	63,258

Net Investment Income (Loss)	39,903	12,772	(28,778)	(45,770)	(20,352)	(26,241)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	12,149	3,450	(120,371)	90,574	21,658	52,806
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,131	(270)	534,169	560,117	296,103	326,789
Net Realized and Unrealized Gain (Loss) on Investments	21,280	3,180	413,798	650,691	317,761	379,595

Net Increase in Net Assets Resulting from Operations	$ 61,183	$ 15,952	$ 385,020	$ 604,921	$ 297,409	$ 353,354

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended December 31,2010 and Year Ended December 31, 2009

	ACF		GBF		INTF		LCSF		STBF		SCSF
	12/31/2010	12/31/2009	12/31/2010	12/31/2009	12/31/2010	12/31/2009	12/31/2010	12/31/2009	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Increase in Net Assets From Operations:
Net Investment Income	($26,241)	($24,489)	$39,903	$59,082	($20,352)	($23,028)	($28,778)	($30,008)	$12,772	$38,237	($45,770)	($40,087)
Net Realized Gain / (Loss) on Investments	52,806	(153,115)	12,149	(55,195)	21,658	(25,995)	(120,371)	(46,291)	3,450	(16,643)	90,574	(62,435)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	326,789	620,893	9,131	137,120	296,103	749,847	534,169	482,672	(270)	40,134	560,117	669,827
Net Increase/(Decrease) in Net Assets Resulting from Operations	353,354	443,289	61,183	141,007	297,409	700,824	385,020	406,373	15,952	61,728	604,921	567,305
Distributions to Shareholders from:
Net Investment Income	-	-	(39,901)	(89,391)	-	-	-	-	(12,772)	(52,543)	-	-
Realized Gains	-	-	-	-	-	-	-	-	-	-	-	-
Return of Capital	-	-	-	(947)	-	-	-	-	(42,851)	(568)	-	-
Net Change in Net Assets from Distributions	-	-	(39,901)	(90,338)	-	-	-	-	(55,623)	(53,111)	-	-
Capital Share Transactions:
Proceeds from Sale of Shares	277,340	277,275	833,286	26,741	174,156	219,363	152,700	124,662	395,918	228,810	334,653	270,013
Shares Issued on Reinvestment of Dividends	-	-	39,685	89,854	-	-	-	-	55,299	52,940	-	-
Cost of Shares Redeemed	(380,839)	(187,190)	(494,927)	(617,759)	(293,187)	(218,615)	(211,810)	(221,955)	(1,925,790)	(779,544)	(286,900)	(201,281)
Net Increase from Shareholder Activity	(103,499)	90,085	378,044	(501,164)	(119,031)	748	(59,110)	(97,293)	(1,474,573)	(497,794)	47,753	68,732
Net Assets:
Net Increase/(Decrease) in Net Assets	249,855	533,374	399,326	(450,495)	178,378	701,572	325,910	309,080	(1,514,244)	(489,177)	652,674	636,037
Beginning of Period	2,909,543	2,376,169	2,193,127	2,643,622	3,030,125	2,328,553	2,921,797	2,612,717	3,201,074	3,690,251	2,823,930	2,187,893
End of Period (Including Accumulated Undistributed Net Investment Income (Loss)	$3,159,398	$2,909,543	$2,592,453	$2,193,217	$3,208,503	3,030,125	$3,247,707	$2,921,797	$1,686,830	$3,201,074	$3,476,604	$2,823,930
Accumulated Undistributed Net Investment Income/(Loss)	($117,194)	($91,304)	$946	($126)	($109,872)	($89,780)	($252,402)	($219,978)	($50,196)	($9,400)	($378,802)	($333,032)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

AltCat Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$11.50	$9.74	$15.58	$14.46	$14.28
Income From Investment Operations: ***
Net investment income / (loss)*	(0.11)	(0.10)	(0.03)	(0.01)	(0.08)
Net realized and unrealized gains on securities	1.53	1.86	(5.01)	2.09	1.75
Total income from investment operations	1.42	1.76	(5.04)	2.08	1.67
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	0.00	(0.00)	(0.80)	(0.96)	(1.49)
Total distributions	0.00	(0.00)	(0.80)	(0.96)	(1.49)
Net Asset Value, end of Period	12.92	$11.50	$9.74	$15.58	$14.46
Total return (%)**	12.4%	18.1%	(32.4%)	14.5%	11.7%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$3,159	$2,910	$2,376	$3,821	$3,095
Ratio of expenses to average net assets (%)	2.19%	2.34%	1.90%	1.91%	1.89%
Ratio of net investment income/(loss) to avg net assets (%)	(0.91)%	(0.95%)	(0.19%)	(0.08%)	(0.55%)
Portfolio turnover rate	22.58%	34.12%	32.95%	19.88%	11.08%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

General Bond Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net Asset Value beg. of period	$9.86	$9.65	$10.14	$10.11	$10.06
Income From Investment Operations: ***
Net investment income	0.17	0.24	0.33	0.35	0.35
Net realized and unrealized gains on securities	0.10	0.34	(0.51)	0.10	0.01
Total income from investment operations	0.27	0.58	(0.18)	0.45	0.36
Distributions:
Dividends from net Investment Income	(0.16)	(0.37)	(0.31)	(0.42)	(0.31)
Distributions From Capital Gains	0.00	0.00	0.00	0.00	0.00
Total Distributions	(0.16)	(0.37)	(0.31)	(0.42)	(0.31)
Net Asset Value, end of year	$9.97	$9.86	$9.65	$10.14	$10.11
Total Return (%)*	2.8%	6.1%	(1.7%)	4.5%	3.7%
Ratios/Supplemental Data
Net Assets at end of Year (in $1000's)	$ 2,592	$ 2193	$ 2644	$ 2998	$ 3688
Ratio of expenses to average net assets (%) **	1.70%	1.75%	1.44%	1.56%	1.33%
Ratio of net inv income/(loss) to average net assets (%)	1.68%	2.44%	3.32%	3.48%	3.47%
Portfolio Turnover Rate	69.10%	37.18%	103.60%	30.22%	40.48%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

International Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. of period	$11.44	$ 8.70	$ 16.33	$ 15.62	$ 13.54
Income From Investment Operations: ***
Net investment income / (loss)*	(0.08)	(0.09)	(0.03)	0.09	(0.01)
Net realized and unrealized gains on securities	1.23	2.83	(6.64)	2.35	2.90
Total income from investment operations	1.15	2.74	(6.67)	2.44	2.89
Distributions:
Dividends from net investment income	0.00	0.00	0.00	(0.09)	0.00
Distributions from capital gains	0.00	(0.00)	(0.96)	(1.64)	(0.81)
Total distributions	0.00	(0.00)	(0.96)	(1.73)	(0.81)
Net Asset Value, end of Period	$12.59	$ 11.44	$ 8.70	$ 16.33	$ 15.62
Total return (%)**	10.0%	31.5%	(40.8%)	15.6%	21.4%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 3209	$ 3030	$ 2329	$ 5837	$ 5378
Ratio of expenses to average net assets (%)	2.17%	2.31%	1.96%	1.92%	1.86%
Ratio of net investment income/(loss) to avg net assets (%)	(0.69)%	(0.90%)	(0.25%)	0.51%	(0.06%)
Portfolio turnover rate	8.68%	15.3%	21.47%	18.46%	15.66%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$10.52	$9.03	$13.56	$14.05	$13.14
Income From Investment Operations: ***
Net investment income / (loss)*	(0.10)	(0.11)	(0.05)	(0.09)	(0.08)
Net realized and unrealized gains on securities	1.49	1.60	(4.48)	0.59	1.32
Total income from investment operations	1.39	1.49	(4.53)	0.50	1.24
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	0.00	0.00	0.00	(0.99)	(0.33)
Total distributions	0.00	0.00	0.00	(0.99)	(0.33)
Net Asset Value, end of Period	$11.91	$10.52	$9.03	$13.56	$14.05
Total return (%)**	13.21%	16.5%	(33.4%)	3.6%	9.4%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$ 3,248	$ 2,922	$ 2,613	$ 4,422	$ 4,488
Ratio of expenses to average net assets (%)	2.19%	2.30%	1.91%	1.90%	1.84%
Ratio of net investment income/(loss) to avg net assets (%)	(0.97%)	(1.15%)	(0.42%)	(0.59%)	(.56%)
Portfolio turnover rate	45.48%	17.08%	15.99%	36.83%	22.95%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net Asset Value beg. of period	$9.23	$9.21	$9.38	$9.30	$9.21
Income From Investment Operations: ***
Net investment income	0.05	0.10	0.17	0.31	0.28
Net realized and unrealized gains on securities	0.01	0.06	(0.15)	0.10	0.04
Total income from investment operations	0.06	0.16	0.02	0.41	0.32
Distributions:
Dividends from net investment income	(0.06)	(0.14)	(0.19)	(0.33)	(0.23)
Return of Capital	(0.21)
Distributions From capital gains	0.00	0.00	0.00	0.00	0.00
Total Distributions	(0.27)	(0.14)	(0.19)	(0.33)	(0.23)
Net Asset Value, end of period	$9.02	$9.23	$9.21	$9.38	$9.30
Total Return (%)*	0.67%	1.8%	0.2%	4.4%	3.5%
Ratios/Supplemental Data
Net Assets at end of Year (in $1000's)	$ 1,687	$ 3,201	$ 3,690	$ 1,358	$ 1,494
Ratio of expenses to average net assets (%) **	1.80%	1.82%	1.58%	1.41%	1.12%
Ratio of net inv income/(loss) to average net assets (%)	0.51%	1.11%	1.87%	3.33%	3.04%
Portfolio Turnover Rate	92.33%	78.72%	115.00%	41.49%	11.79%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	$ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

Small Company Stock Fund

Selected Per-Share Data Year End December 31	2010	2009	2008	2007	2006
Net asset value beg. Of period	$9.32	$ 7.41	$11.38	$13.87	$14.85
Income From Investment Operations: ***
Net investment income / (loss)*	(0.15)	(0.13)	(0.11)	(0.14)	(0.17)
Net realized and unrealized gains on securities	2.09	2.04	(3.86)	(0.33)	2.26
Total income from investment operations	1.94	1.91	(3.97)	(0.47)	2.09
Distributions:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from capital gains	(0.00)	(0.00)	(0.00)	(2.02)	(3.07)
Total distributions	(0.00)	(0.00)	(0.00)	(2.02)	(3.07)
Net Asset Value, end of Period	$11.26	$9.32	$7.41	$11.38	$13.87
Total return (%)**	20.8%	25.8%	(34.9%)	(3.4%)	14.2%
Ratios/Supplemental Data
Net assets at end of period (in $1000’s)	$3,477	$2,824	$2,188	$4,041	$4,850
Ratio of expenses to average net assets (%)	2.16%	2.31%	1.96%	1.92%	1.83%
Ratio of net inv income/(loss) to avg net assets (%)	(1.52)%	(1.68)%	(1.17)%	(0.98)%	(1.06)%
Portfolio turnover rate	12.96%	14.03%	16.27%	40.26%	37.46%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

NOTE 1 – Organization and Purpose

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

NOTE 2 – Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”)  has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2010.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (FAS 157) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

 •     Level 1 – quoted prices in active markets for identical investments

 •     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

 •     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

ACF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,865,293	-	-	$ 2,865,293
Short-Term Investments	295,359	-	-	295,359
Total	$ 3,160,652	-	-	$ 3,160,652

GBF

Assets	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$2,526,449	-	$ 2,526,449
Short-Term Investments	39,703	-	-	39,703
Total	$ 39,703	$2,526,449	-	$ 2,566,152

INTF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,015,559	-	-	$ 3,015,559
Short-Term Investments	194,567	-	-	194,567
Total	$ 3,210,126	-	-	$ 3,210,126

LCSF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,095,145	-	-	$ 3,095,145
Short-Term Investments	153,819	-	-	153,819
Total	$ 3,248,964	-	-	$ 3,248,964

STBF

Assets	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$1,594,475	-	$ 1,594,475
Short-Term Investments	76,158	-	-	76,158
Total	$ 76,158	$1,594,475	-	$ 1,670,633

SCSF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,291,152	-	-	$ 3,291,152
Short-Term Investments	186,795	-	-	186,795
Total	$ 3,477,947	-	-	$ 3,477,947

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended December 31, 2010.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board has made annual extensions to the Management Agreement through the period of December 2010.  The extensions provide that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.  For the year ended December 31, 2010 the Advisor earned $8,289, $8,742, $26,795, $27,103, $26,563, and $25,960 for the GBF, STBF, LCSF, SCSF, INTF, and ACF, respectively.  As of December 31, 2010 the Fund owed the Advisor $273, $178, $880, $945, $860, and $853 for the GBF, STBF, LCSF, SCSF, INTF, and ACF, respectively.

Effective September 1, 1998, the Trust’s shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2010, as follows:

	Shares Owned
Affiliates	GBF	STBF	LCSF	SCSF	INTF	ACF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	2,646	1,288	13,688	17,161	14,737	26,194
Employees	-	-	-	2,513	-	-
Total Number of Shares	2,646	1,288	13,688	19,674	14,737	26,194

	Value of Shares Owned
Affiliates	GBF	STBF	LCSF	SCSF	INTF	ACF
J. Andre Weisbrod, Trustee, Interested Director, Chairman, & Family	$26,376	$11,615	$163,029	$193,233	$185,535	$338,422
Employees	-	-	-	28,298	-	-
Total Value of Shares Owned	$26,376	$11,615	$163,029	$221,531	$185,535	$338,422

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees were $9,600 for 2010 and 2009.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2010 was $2,725,214 representing 260,152 shares outstanding for the GBF, $1,735,455 representing 187,015 shares outstanding for the STBF, $3,177,187 representing 272,737 shares outstanding for the LCSF, $3,737,125 representing 308,750 shares outstanding for the SCSF, $2,446,569 representing 254,794 shares outstanding for the INTF, and $2,756,300 representing 244,573 shares outstanding for the ACF.  Transactions in capital shares for the year ended December 31, 2010 and the year ended December 31, 2009, were as follows:

	December 31, 2010
Shares	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	83,165	42,925	14,299	34,224	15,684	23,924
Shares issued on Reinvestment of Dividends	3,976	6,074	-	-	-	-
Shares Redeemed	(49,462)	(208,782)	(19,397)	(28,548)	(25,754)	(32,390)
Net Increase (Decrease)	37,679	(159,783)	(5,098)	5,676	(10,070)	(8,466)

	December 31, 2010
Dollar Value	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	$833,286	$395,918	$152,700	$334,653	$174,156	$277,340
Shares issued on Reinvestment of Dividends	39,685	55,299	-	-	-	-
Shares Redeemed	(494,927)	(1,925,790)	(211,810)	(286,900)	(293,187)	(380,839)
Net Increase (Decrease)	$ 378,044	$(1,474,573)	$(59,110)	$47,753	$(119,031)	$(103,499)

	December 31, 2009
Shares	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	2,780	24,964	13,170	34,946	22,572	27,590
Shares issued on Reinvestment of Dividends	9,281	5,752	-	-	-	-
Shares Redeemed	(63,548)	(84,618)	(24,765)	(27,262)	(25,427)	(18,449)
Net Increase (Decrease)	(51,487)	(53,902)	(11,595)	7,684	(2,855)	9,141

	December 31, 2009
Dollar Value	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	$ 26,741	$228,810	$124,662	$270,013	$219,363	$277,275
Shares issued on Reinvestment of Dividends	89,854	52,940	-	-	-	-
Shares Redeemed	(617,759)	(779,544)	(221,955)	(201,281)	(218,615)	(187,190)
Net Increase (Decrease)	$(501,164)	$(497,794)	$(97,293)	$(68,732)	$ 748	$ 90,085

Note 5. Investment Transactions

For the year ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,121,528 and $1,501,975 for the GBF, $1,901,997 and $2,553,748 for the STBF, $1,674,119 and $1,173,738 for the LCSF, $796,726 and $329,286 for the SCSF, $483,238 and $220,681 for the INTF, and $1,119,747 and $511,262 for the ACF, respectively.

Note 6. Tax Matters

At December 31, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$62,890	$(9,849)	$53,041

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$21,856	$(2,326)	$19,530

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$622,622	$(13,039)	$609,583

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$583,532	$(140,654)	$442,878

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$904,042	$(27,898)	$876,144

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$668,350	$(47,560)	$620,790

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income	$ (946)
Undistributed capital loss	(184,856)
Unrealized appreciation on investments	53,041

STBF	Value
Undistributed ordinary loss	$ (50,196)
Undistributed capital loss	(17,959)
Unrealized appreciation on investments	19,530

LCSF	Value
Undistributed ordinary loss	$ (252,402)
Undistributed capital loss	(286,661)
Unrealized appreciation on investments	609,583

SCSF	Value
Undistributed ordinary loss	$ (378,802)
Undistributed capital loss	(324,597)
Unrealized appreciation on investments	442,878

INTF	Value
Undistributed ordinary loss	$ (109,872)
Undistributed capital loss	(4,337)
Unrealized appreciation on investments	876,144

ACF	Value
Undistributed ordinary loss	$ (117,194)
Undistributed capital loss	(100,498)
Unrealized appreciation on investments	620,790

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2010 and 2009  are as follows:

For the year ended December 31, 2010 the GBF paid an ordinary distribution of $39,901.

For the fiscal year ended December 31, 2009 the GBF paid an ordinary distribution of $89,391, and a return of capital distribution of $947 for a total distribution of $90,338.

For the year ended December 31, 2010 the STBF paid an ordinary distribution of $12,772 and a return of capital distribution of $42,851 for a total distribution of $55,623.

For the fiscal year ended December 31, 2009 the STBF paid an ordinary distribution of $52,543 and a return of capital distribution of $568 for a total distribution of $53,111.

As of December 31, 2010, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	GBF	STBF	LCSF	SCSF	INTF	ACF
2011	$ -	$ -	$ -	$ -	$ -	$ -
2012	-	1,315	-	-	-	-
2013	-	-	-	-	-	-
2014	-	-	-	-	-	-
2015	129,661	-	123,646	262,162	-	-
2016	55,195	16,644	45,409	62,435	4,337	100,498
2017	-	-	117,606	-	-	-
	$ 184,856	$ 17,959	$ 286,661	$ 324,597	$ 4,337	$ 100,498

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

End of Notes to Financial Statements

EXPENSE ILLUSTRATION

DECEMBER 31, 2010 (UNAUDITED)

Expense Examples

As a shareholder of the STAAR Investment Trust, you incur ongoing costs, which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	General Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,009.45	$8.61
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.64	$8.64

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Short-Term Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,006.68	$9.10
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period).

	Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,201.82	$12.15
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.17	$11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples (Cont.)

	Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,234.65	$12.17
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.32	$10.97

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,219.96	$12.14
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.27	$11.02

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over   the period, multiplied by 184/365 (to reflect the one-half year period).

	Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010
Actual	$1,000.00	$1,200.74	$12.15
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.17	$11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, Age 58	Trustee, Chairman of Audit Committee	Continuous, 10 yrs.	1 Series Trust (6 Funds)	Accountant; None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, Age 72	Trustee	Continuous, 11 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting; Board Member, Imani Christian Academy
Jeffrey A. Dewhirst 453 Washington Street. Leetsdale, PA 15056, Age 62	Secretary/ Trustee	Continuous, 15 yrs.	1 Series Trust (6 Funds)	Investment Banker; None

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

 Management Discussion of Fund Performance*

Overall Market Performance

2010 saw a continued recovery in stocks with U.S. small companies leading the way to above average returns.  The economy showed increasing, albeit modest signs of recovery.  But more importantly, corporate earnings showed marked improvements and investors were attracted back to the market.   Economic crises in Europe and concerns about China helped cause foreign stocks to trail the U.S. markets, and though in positive territory, experienced less than average returns for the year.

Interest rates on government debt remained in historically low ranges, giving bonds another positive year.  The Federal Reserve has continued in an aggressive stimulation mode, keeping treasury yields low.  By the end of the year, though, bond markets were retreating in the face of concerns about inflation.  Commodity prices have seen significant increases and the effect of prices of goods and services is likely to be upward.  This would place downward pressure on bond prices with long-term maturities at the greater risk.

AltCat Fund

For periods ending 12/31/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund	+9.12%	+12.35%	+12.35%	-3.56%	+2.77%	+3.44%	+4.48%	+4.75%
S&P 500 Index	+6.68%	+15.06%	+15.06%	-2.86%	+2.29%	+1.41%	+4.77%	+6.39%
Morningstar Large Blend Fds Avg	+10.54%	+14.01%	+14.01%	-3.15%	+1.98%	+1.64%	+4.93%	+5.34%

Portfolio Turnover 22.58%

* Total returns include reinvested dividends and gains. Management waived $.03 per share of fees in 2003.  The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

As the markets improved in 2010, we reduced the Altcat Fund’s large cash opposition and put more of the assets “to work.”   Our incremental allocation approach has caused the Fund to trail its benchmark, but this is expected in the early stages of a bull market.  This partivular bull was confirmed in October of 2010 and as a result we increased our stake in equities significantly.

Of the positions held at the beginning of the year, the best performers were Textainer Group Holdings, Ltd (+74.44%), Walter Energy (+70.38%), McDermott International (+66.95%), Prudhoe Bay Royalty trust (+64.90%), NVE Corporation (+40.09) and EMC Corporation (+31.08%).   Our best performing positions added during the year included iShares Chile, iShares Silver Trust, CSX Corporation, McDonald’s Corporation, iShares Dow Jones US Real Estate, Wisdon Tree MidCap earnings and Costco Wholesale Corporation.

Of the positions held at the beginning of the year, the worst performers Silicon Precision Industries (-10.78%), Powershares Lux Nanotech (-6.57%), Powershares Wilderhill Clean Energy (-5.62%), ICU Medical (+0.16%), iShares S&P Global Health Care (+2.42%) and Kimberly-Clark Corporation (+3.09%).  Our most disappointing positions added during the year included PPL Corporation and Johnson & Johnson.

We are pleased to report that at the end of December the ACF retained a Four-Star rating from Morningstar.

General Bond Fund

For periods ending 12/31/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR General Bond Fund	-0.62%	+2.79%	+2.79%	+2.33%	+3.04%	+3.45%	+4.14%	+4.00%
Barcap Intermediate Gov't Credit Index	-1.25%	+5.89%	+5.89%	+5.40%	+5.53%	+5.51%	+5.89%	+5.86%
Morningstar Intermed-Term Bd Fd Avg	-0.86%	+7.72%	+7.72%	+5.49%	+5.15%	+5.37%	+5.16%	+5.39%

Current Yield as of 12/31/10: 2.33%**       S.E.C. Yield as of 12/31/10: 2.21%%***     Average Maturity......... 3.5 Years****      Portfolio Turnover 69.10%

* The published returns are total returns including reinvestment of dividends.  Management waived  $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund.  The Intermediate Bond Fund became the General Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders.

The Barcap Intermediate Gov't Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The index is unmanaged and does not have expenses. The Morningstar Intermediate-Term Bond Category is an average of the total returns of all intermediate bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

  Low interest rates among government securities and quality corporations continued to prevent the creation of good yields in bonds unless one was to take higher risks in the high yield (“junk”) bond markets, which the objectives of this Fund will not allow.  Because of the spectre of inflation, we kept maturities mostly short and as a result we did not experience some of the gains longer maturity bonds made during the missle of the year.  However, by year-end rates were rising a bit and as inflation becomes more of a reality the risk in longer maturities increases.  The GBF is p[positioned in anticipation of rising interest rates over the next couple years.

International Fund

For periods ending 12/31/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR International Fund	+6.79%	+10.05%	+10.05%	-5.04%	+3.74%	+4.55%	+4.23%	+5.21%
EAFE Index	+6.61%	+7.75%	+7.75%	-7.02%	+2.46%	+3.50%	+4.82%	+4.58%
Morningstar Foreign Large Blend Fds	+7.37%	+10.24%	+10.24%	-6.78%	+2.69%	+3.13%	+5.06%	+4.72%

Portfolio Turnover...8.68%.

* Published returns are total returns including reinvested dividends. Management waived $.02 of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance.  It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. The index is unmanaged and has no expenses.   The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.  Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

International markets lost some of their steam toward the end of 2010.  The European fiscal crises coupled with concerns about China caused many investors to allocate more to the significantly improving U.S. market.  We continue to consider International markets as an important part of most portfolios.  We consider Emerging markets as offering among the best upside potentials over the next decade. As the year progressed and bullish conditions improved, we reduced the Funds cash position.

Among positions held at the beginning of 2010, the best performers were America Movil S.A.B. de C.V. ADR (+22.58%), iShares Taiwan (+21.06%) and Eaton Vance Greater India fund (+20.81%).  We were also pleased to have added the following in 2010: iShares Chile, Tata Motors, Ltd, Ship Finance Int’l, Ltd, iShares Malaysia, iShares Turkey and iShares Canada, all of which contributed healthy gains.

The most disappointing positions held at the beginning of the year included Silicon Precision Industries Co, Ltd (-10.78%), iShares Belgium (+3.66%), iShares Brazil (+5.91%) and the Templeton Foreign Fund (+8.5%).  One under performer added during the year was Tava Pharmaceutical Ind., Ltd.

We are pleased to report that at the end of December the INTF retained its Five-Star rating from Morningstar.

Larger Company Stock Fund

For periods ending 12/31/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund	+9.37%	+13.21%	+13.21%	-4.23%	-0.09%	+0.18%	+2.87%	3.99%
S&P 500 Index	+6.68%	+15.06%	+15.06%	-2.86%	+2.29%	+1.41%	+4.77%	+6.39%
Morningstar Large Blend Funds Avg.	+10.54%	+14.01%	+14.01%	-3.15%	+1.98%	+1.64%	+4.93%	+5.34%

Portfolio Turnover: 45.48%.

* Published returns are total returns including reinvested dividends.  Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.

 The S&P500 is a broad index of the 500 largest companies in various market sectors.  It is a market-capitalization weighted average, which emphasizes the largest companies.  The index is unmanaged and has no expenses.  The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

As the markets improved during 2010, we incrementally reduced cash and put more money “to work” in the Fund.   The early Fall saw a confirmation that a bull market was in progress and we anticipate continued economic and market improvement in 2011.

The best positions held since the binning of 2010 included McDermott Int’l (+66.95%), Prudhoe Bay Royalty Trust (+64.90%), EMC Corporation (+31.08%), , iShares Russell MidCap Growth (+26.08%), Flowserve Corporation (+27.35%) and Waters corporation (+25.42%).  Among positions added during the year, we were most pleased with CSX Corporation, McDonald’s Corporation, the Fairholme Fund, Home Depot and Brown Advisory Growth Equity Fund.

Most disappointing among the positions held at the beginning of the year included Kimberly-Clark (+3.09%), iShares Dow Jones U.S. Healthcare (+4.08%) and Walgreen Co, (+7.80%)   Of positions added in 2010, the following under performed:  FLIR Systems (-9.10%), PPL Corporation, Johnson & Johnson, Corning, 3M Co. and Bristol-Myers Squibb.

Short Term Bond Fund

For periods ending 12/31/10	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Short Term Bond Fund	-0.10%	+0.67%	+0.67%	+0.90%	+2.11%	+3.20%	+4.11%	+4.08%
Barcap 1-3 Year Government Index	-0.13%	+2.40%	+2.40%	+3.47%	+4.32%	+4.07%	+4.66%	+4.75%
Morningstar Short-Term Bd Fd Avg	-0.07%	+4.11%	+4.11%	+3.37%	+3.76%	+3.85%	+4.01%	+4.17%

Current Yield as of 12/31/10… 2.70%%**

S.E.C. Yield as of 12/31/10… 4.56%***      Average Maturity...... 1.6 Yrs.****    Portfolio Turnover 92.33%

* Published returns are total returns including reinvested dividends.  Management waived $.01 per share of fees in 2006 and $.03 in both 2005 and 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.  On August 12, 2004 shareholders approved changes to the Fund.  The Long Term Bond Fund became the Short Term Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund.  Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders. The Barcap 1-3 Year Government Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). The index is unmanaged and has no expenses.  The Morningstar Short-Term Bond Category is an average of the total returns of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

Low interest rates among government securities and quality corporations continued to prevent the creation of good yields in bonds unless one was to take higher risks in the high yield (“junk”) bond markets, which the objectives of this Fund will not allow.  With the spectre of higher inflation and rising interest rates looming, the STBF is positioned to gradually follow interest rates higher.

Smaller Company Stock Fund

For periods ending 12/31/10*	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund	+14.08%	+20.82%	+20.82%	-0.34%	+1.78%	+4.28%	+6.48%	+6.53%
Russell 2000 Index	+16.25%	+26.85%	+26.85%	+2.22%	+4.47%	+6.33%	+6.93%	+7.35%
Morningstar Small Blend Fds Avg	+15.82%	+25.61%	+25.61%	+1.91%	+3.86%	+7.18%	+9.12%	+8.87%

Portfolio Turnover 12.96%

* Published returns are total returns including reinvested dividends.   Management waived $.03 per share of fees in 2003.  The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96.  Public registration was effective on 5/28/97 with no changes in investment operations.   The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the universe of small company stocks. The index is unmanaged and has no expenses. The Morningstar Small Blend Funds Average is an average of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results.  Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

The smaller company market as represented by the Russell 2000 Index beat the S&P 500 Index again in 2010.  Whether small cap leadership will continue is debatable, but we think there is reason for optimism in the small and smaller mid cap markets.  Our incremental decrease of cash during the year was warranted by improving market conditions.   The larger than average cash positions kept the Fund from matching the small cap indexes.

Among the best performing positions since the beginning of 2010 were the Textainer Group Holdings, Ltd (+74.44%), Walter Energy (+70.38%), NVE Corp (+40.09%) and Royce Opportunities Fund (+33.78%).  Among positions added during the year, the better performers included Inventure Foods, Steven Madden and Koppers Holdings.

Under performing positions held at the beginning of the year included Powershares Lux Nanotech (-6.57%), Powershares Wilderhill Cleran Energy (-5.62%), ICU Medical ((+0.16%), Powell Industries (+4.28%) and Quality Systems (+13.09%).  Positions added during the year that under performed were Chemical Financial Corp and Eastgroup Properties.

For a prospectus, call 1-888-717-8227 (1-888-71STAAR) or visit www.staarfunds.com

NON-FINANCIAL STATEMENT NOTES

The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

The Board of Trustees has adopted a number of policies adopted to protect shareholders.  Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.  Among these are…

Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing.  However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

Personal transactions policy: Independent Trustees and access persons of the Adviser are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust.  Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the “know your client” principle that governs the collection of personal and/or corporate information from investors.

Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

Code of Ethics:  The Board has adopted a code of ethics.

Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below.  The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

PART C

PART C: OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust’s registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

OTHER INFORMATION

Item 28. EXHIBITS

Exhibit Number	Description of Exhibit
X(a)	Declaration of Trust of the Registrant

X(b)	By-laws of the Registrant

(c)	Not Applicable

X(d)	Investment Advisory Agreement between
Registrant and Staar Financial Advisors,
Inc. (the "Advisor")

(e)	Not Applicable

(f)	Not Applicable

XX(g) Custodian Agreement between Registrant and StarBank.

X	(h) Form of Transfer Agency and Shareholder Services
Agreement among Registrant and the Advisor (see (d) above)

X(h)	Consent to Use of Name contained in (d) above

99(i)	Opinion of Counsel and Consent of Counsel

99(j)	Consent of Independent Accountants

(k)	Not Applicable

(l)	Not Applicable

XXX(m)	Rule 12b-1 Plan

XXXX(n)	Financial Data Schedule

(o)	Not Applicable

(p)	Board of Trustees Code of Ethics

X - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR

Item 29 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 30 - INDEMNIFICATION

Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name/Business	Position with Advisor	Other

J. Andre Weisbrod	President & CEO, Director

Charles Sweeney	Secretary & Director	Retired

David M. Weisbrod	Director	High School Teacher

Item 32 - PRINCIPAL UNDERWRITER

Inapplicable.

 Item 33 - LOCATION OF ACCOUNTS AND RECORDS

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 and its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at Huntington National Bank,7 Easton Oval, Columbus, OH 43219, and, as to the transfer and dividend disbursing agent functions, at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

Item 34 - MANAGEMENT SERVICES

Inapplicable

Item 35 - UNDERTAKINGS

Inapplicable

NOTICE

"The General Bond Fund (GBF)," "The Short-Term Bond Fund (STBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 2nd day of March, 2011.

The Staar Investment Trust

Registrant

By: /s/ J. Andre Weisbrod
J. Andre Weisbrod, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jeffrey A. Dewhirst
Jeffrey A. Dewhirst
Trustee	March 2, 2011
(Signature)	(date)

/s/ Thomas J. Smith
Thomas J. Smith
Trustee	March 2, 2011
(Signature)	(date)

/s/ Richard Levkoy
Richard levkoy
Trustee	March 2, 2011
(Signature)	(date)

/s/ J. Andre Weisbrod
J. Andre Weisbrod
Trustee	March 2, 2011
(Signature)	(date)

Exhibit 99(i)

Consent & Opinion of Legal Counsel

The Undersigned consents to the use of his name and the references in the Post Effective Amendment to the Registration Statement on Form N-1A of the STAAR INVESTMENT TRUST, of his opinion dated March 2, 2011.

Pittsburgh, PA.

   /s/ Thomas E. Sweeney, Jr.

-------------------------------

Date: March 2, 2011                           Thomas E. Sweeney, Jr

Sweeney Law Offices

Box 82637

           (412) 731-1000

Pittsburgh, PA  15218

    Fax (412) 731-9190

March 2, 2011

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:  STAAR Investment Trust, Registration Nos. 033-08685; 811-09152 under the Securities Act of 1933 and the Investment Company Act of 1940

Ladies and Gentlemen:

We represent the STAAR Investment Trust and its series of Funds in connection with its filing of Post-Effective Amendment No. 25   (the “Post-Effective Amendment”) to the Company’s Registration Statement Registration Nos. 033-08565; 811-09152 Form N-1A under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940. The Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act.

We have reviewed the Post-Effective Amendment and the comments of the staff of Securities and Exchange Commission on the Fund’s previously-filed Registration Statement.  The Registrant has responded to the Staff’s comments as shown in the highlighted copy of the Registration Statement included in this filing.

Sincerely,

/s/ Thomas E. Sweeney, Jr.

Thomas E. Sweeney, Jr.

Exhibit 99(j)

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTING FIRM

We consent to the incorporation by reference in the Registration Statement on Form N 1-A of the Staar Investment Trust of our report, dated February 23, 2010 on the Statements of Assets and Liabilities, including the schedules of investments, as of December 31, 2010, and the related Statements of Operations for the year ended then and the Statements of Changes in Net Assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.

/s/ Carson & Co., LLC
Carson & Co., LLC
Certified Public Accountants

Sewickley, PA

March 2, 2011

Exhibit 99(o)

Board of Trustees CODE OF ETHICS

CODE OF ETHICS

Section I     Statement of General Fiduciary Principles

This Code of Ethics (the "Code") has been approved by the Board of Trustees of the STAAR INVESTMENT TRUST (the "Trust"), including a majority of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined by the Investment Company Act of 1940 (the "Act").  The Code has been adopted by the Trust and by STAAR FINANCIAL ADVISORS, INC. (the "Advisor"), the investment adviser of the Trust in compliance with Rule 17j-1 under the Investment Company Act of 1940 (the "Act").  The purpose of the Code is to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Trust may abuse their fiduciary duties to the trust and otherwise to deal with the types of conflict of interest situations to which Rule 17j-1 is addressed.

The Code is based on the principle that the trustees and officers of the Trust and the personnel of the Adviser who provide services to the Trust, owe a fiduciary duty to the Trust to conduct their personal securities transactions in a manner that does not interfere with the Trust's transactions or otherwise take unfair advantage of their relationship with the Trust. All such trustees, officers and personnel of the Trust and the Adviser ("Trust Employees") are expected to adhere to this general principle as well as to comply with all of the specific provisions of this Code that are applicable to them.

Technical compliance with the Code will not automatically insulate any Trust Employee from scrutiny of transactions that show a pattern of compromise or abuse of the individual's fiduciary duties to the Trust. Accordingly, all Trust Employees must seek to avoid any actual or potential conflicts between their personal interests and the interests of the Trust and its shareholders. In sum, all Trust Employees shall place the interests of the Trust before their own personal interests.

Every Trust Employee must read and retain this Code of Ethics, and should recognize that he or she is subject to its provisions.

The Trust and the Adviser shall use reasonable diligence and institute procedures reasonably necessary to prevent violations of this Code.

Section II    Definitions

(A)

"Access Person" means any trustee, director, general partner, member, officer, or Advisory Person (as defined below) of the Trust or of the Adviser.

(B)

An "Advisory Person" of the Trust or of the Adviser means: (i) any employee of the Trust or the Adviser, or of any company in a control relationship to the Trust or the Adviser, who in connection with his or her regular functions or duties makes, participates in, or obtains current information regarding the purchase or sale of any Security by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Trust or the Adviser who obtains information concerning recommendations made to the Trust with regard to the purchase or sale of any Security.

(C)

"Beneficial Ownership" has the meaning set forth in paragraph (a)(2) of Rule 16a-1 under the Securities Exchange Act of 1934, and for purposes of this Code shall be deemed to include, but not be limited to, any interest by which an Access Person or any member of his or her immediate family (i.e., a person who is related by blood or marriage to, and who is living in the same household as, the Access Person), can directly or indirectly derive a monetary or other economic benefit from the purchase, sale (or other acquisition or disposition) or ownership of a Security, including for this purpose any such interest that arises as a result of a general partnership interest in a general or limited partnership; an interest in a trust; a right to dividends that is separated or separable from the underlying Security; a right to acquire equity Securities through the exercise or conversion of any derivative Security (whether or not presently exercisable); and a performance related advisory fee (other than an asset based fee).'

(D)

 “Compliance Officer” means the chief compliance officer of the Advisor.

(E)

“Control” shall have the same meaning as that set forth in Section 2(a)(9) of the investment Company Act of 1940 (the “Act”).

(F)

"Covered Security" means any Security (as defined below) other than a Security that is: (i) a direct obligation of the Government of the United States; (ii) a bankers acceptance, certificate of deposit, commercial paper, or high quality short-term debt security, including a repurchase agreement; or (iii) a share of an open-end investment company registered under the 1940 Act.

(G)

"Independent Trustee" means a trustee of the Trust who is not an "interested person" of the Trust within the meaning of Section 2(a~19) of the Investment Company Act.

(H)

"Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934.

(I)

"Investment Personnel" means: (i) any employee of the Trust or the Adviser (or of any company controlling, controlled by or under common control with the Trust or the Adviser) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of Securities by the Trust; and (ii) any natural person who controls the Trust or the Adviser and who obtains information concerning recommendations made regarding the purchase or sale of Securities by the Trust.

(J)

"Limited Offering" means an offering of Securities that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) thereof or Rule 504, Rule 505 or Rule 506 thereunder.

(K)

"Security" includes all stock, debt obligations and other securities and similar instruments of whatever kind, including any warrant or option to acquire or sell a security. References to a Security in this Code (e.g., a prohibition or requirement applicable to the purchase or sale of a Security) shah be deemed to refer to and to include any warrant for, option in, or Security immediately convertible into that Security, and shall also include any instrument (whether or not such instrument itself is a Security) which has an investment return or value that is based, in whole or part, on that Security (collectively, "Derivatives"). Therefore, except as otherwise specifically provided by this Code: (i) any prohibition or requirement of this Code applicable to the purchase or sale of a Security shall also be applicable to the purchase or sale of a Derivative relating to that Security; and (ii) any prohibition or requirement of this Code applicable to the purchase or sale of a Derivative shall also be applicable to the purchase or sale of a Security relating to that Derivative.

(L)

A Security is "being considered for purchase or sale" when a recommendation to purchase or sell that Security has been made or communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

(M)

"Trust Employee" means any person who is a trustee, director, officer or employee of the Trust or the Advisor.

1 Beneficial ownership will not be deemed to exist solely as a result of any indirect interest a person may have in the investment performance of an account managed by such person, or over which such person has supervisory responsibility, which arises from such person’s compensation arrangement with the Advisor or any affiliate of the Advisor under which the performance of the account, or the profits derived from its management, is a factor in the determination of such person’s compensation.

Section III   Objective and General Prohibitions

Although certain provisions of this Code apply only to Access Persons, all Trust

Employees must recognize that they are expected to conduct their personal activities in accordance with the standards set forth in Sections I, III and VII of this Code. Therefore, a Trust Employee may not engage in any investment transaction under circumstances where the Trust Employee benefits from or interferes with the purchase or sale of investments by the Trust. In addition, Trust Employees may not use information concerning the investments or investment intentions of the Trust or their ability to influence such investment intentions, for personal gain or in a manner detrimental to the interests of the Trust. Disclosure by a Trust Employee of such information to any person outside of the course or scope of the responsibilities of the Trust Employee to the Trust and the Adviser will be deemed to be a violation of this prohibition.

Trust Employees may not engage in conduct which is deceitful, fraudulent, or manipulative, or which involves false or misleading statements, in connection with the purchase or sale of investments by the Trust. In this regard, Trust Employees should recognize that Rule 17j-I makes it unlawful for any affiliated person or principal underwriter of the Trust, or any affiliated person of such a person, directly or indirectly, in connection with the purchase or sale of a Security held or to be acquired by the investment company to:

(i)

employ any device, scheme or artifice to defraud the Trust;

(ii)

make any untrue statement of a material fact to the Trust or omit to state to the Trust a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading.

(iii)

engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust; or

(iv)

engage in any manipulative practice with respect to the Trust.

Trust Employees should also recognize that a violation of this Code or of Rule 17j-1 may result in the imposition of: (1) sanctions as provided by Section V below; or (2) administrative, civil and, in certain cases, criminal fines, sanctions or penalties.

Section IV   Prohibited Transactions

(A)

Investment Personnel may not purchase or otherwise acquire direct or indirect Beneficial Ownership of any Security in an Initial Public Offering or a Limited Offering unless he or she obtains pre-clearance pursuant to Section V and reports obtains pre-clearance of such transaction pursuant to Section V; and to the Trust the information described in Section VI of this Code.

________________________________________

2 The prohibitions of this Section IV apply to Securities acquired or disposed of in any type of transaction, including but not limited to non-brokered transactions, such as purchases and sales of privately placed Securities and Securities acquired directly from an issuer, except to the extent that one of the exemptions from the prohibitions set forth in Section IV(C) is applicable.

(B)

An Access Person may not purchase or otherwise acquire direct or indirect Beneficial Ownership of any Security, and may not sell or otherwise dispose of any Security in which he or she has direct or indirect Beneficial Ownership, if he or she knows or should know at the time of entering into the transaction that: (1) the Trust has purchased or sold the Security within the last 5 calendar days, or is purchasing or selling or is going to purchase or sell the Security in the next 5 calendar days; or (2) the Adviser has within the last 5 calendar days considered purchasing or selling the Security for the Trust or is considering purchasing or selling the Security for the Trust or within the next 5 calendar days is going to consider purchasing or selling the Security for the Trust, unless such Access Person.

(i)

obtains pre-clearance of such transaction pursuant to Section V; and

(ii)

reports to the Trust the information described in Section VI of this Code.

For purposes of administering this Code, Access Persons who are Advisory Persons shall be presumed to have the requisite knowledge of the Trust's transactions so as to require pre-clearance, regardless of whether such persons actually have such knowledge. Accordingly, all Advisory Persons shall obtain pre-clearance of all transactions in Securities in accordance with this Section IV(B) except in the case of a transaction as to which one of the exceptions from pre-clearance set forth in Section IV(C) below applies.

Because investment recommendations and decisions made for the Trust are made by persons who are associated with the Adviser, Access Persons who are not associated with the Adviser will, in the absence of evidence to the contrary, be presumed not to have the requisite knowledge of the Trust's transactions so as to require pre-clearance of transactions. Accordingly, Access Persons who are Independent Trustees shall not be required to obtain pre-clearance of a transaction unless at the time of the transaction they have actual knowledge of the matters described in (B) above.

(C)    The prohibitions of this Section IV do not apply to:

(1)  Purchases that are made by reinvesting cash dividends pursuant to an automatic dividend reinvestment program ("DRIP") (however, this exception does not apply to optional cash purchases pursuant to a DRIP);

(2)

Purchases and redemptions of shares of registered, open-end mutual funds (but not shares of closed-end funds), including shares of the Trust;

(3)

Bank certificates of deposit and bankers' acceptances;

(4)

Commercial paper and high quality debt instruments (including repurchase agreements) with a stated maturity of 12 months or less;

(5)

U.S. Treasury obligations;

(6)

 Purchases of rights issued by an issuer pro rata to all holders of a class of its Securities, if such rights are acquired from such issuer, and the exercise of such rights;

(7)

Transactions in exchange traded futures contracts;

(8)

Involuntary (i.e., non-volitional) purchases, sales and transfers of Securities;

(9)

Transactions in an account over which the Access Person does not exercise, directly or indirectly, any influence or control; provided, however, that such influence or control shall be presumed to exist in the case of the account of an immediate family member of the Access Person who lives in the same household as the Access Person, absent a written determination by the Compliance Officer to the contrary; and

(10)

Transactions in Securities of a type that are not permissible investments for the Trust.

Section V   Pre-clearance Procedures

(A) Obtaining Pre-Clearance.

Pre-clearance of a personal transaction in a Security required to be approved pursuant to Section IV above must be obtained from the Compliance Officer or a person who has been authorized by the Compliance Officer to pre-clear transactions. Each of these persons is referred to in this Code as a "Clearing Officer." A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

(B) Time of Clearance.

(1)

An Access Person may pre-clear trades only in cases where such person has a present intention to effect a transaction in the Security for which pre-clearance is sought. It is not appropriate for an Access Person to obtain a general or open-ended pre-clearance to cover the eventuality that he or she may buy or sell a Security at some future time depending upon market developments. Consistent with the foregoing, an Access Person may not simultaneously request pre-clearance to buy and sell the same Security.

(2)

 Pre-clearance of a trade shall be valid and in effect only for a period of24 hours from the time pre-clearance is given; provided, however, that a pre-clearance expires upon the person becoming aware of facts or circumstances that would prevent a proposed trade from being pre-cleared were such facts or circumstances made known to a Clearing Officer. Accordingly, if an Access Person becomes aware of new or changed facts or circumstances that give rise to a question as to whether pre-clearance could be obtained if a Clearing Officer was aware of such facts or circumstances, the person shall be required to so advise a Clearing Officer before proceeding with such transaction.

(C) Form.

Pre-clearance must be obtained in writing by completing and signing the form provided for that purpose by the Trust, which form shall set forth the details of the proposed transaction, and obtaining the signature of a Clearing Officer. The form is attached as Schedule A.

(D) Filing.

The Compliance Officer shall retain copies of all completed pre-clearance forms, with the required signatures.

(E) Factors Considered in Pre-Clearance of Personal Transactions.

A Clearing Officer may refuse to grant pre-clearance of a personal transaction in his or her sole discretion without being required to specify any reason for the refusal. Generally, a Clearing Officer will consider the following factors in determining whether or not to pre-clear a proposed transaction:

(1) Whether the amount or nature of the transaction or person making it is likely to affect the price or market for the Security; and

(2) Whether the person making the proposed purchase or sale is likely to benefit from purchases or sales being made or being considered on behalf of the Trust; and

(F)    Monitoring; of Personal Transactions after Pre-Clearance.

After pre-clearance is given to an Access Person, the Compliance Officer shall periodically monitor each Access Person's transactions to ascertain whether pre-cleared transactions have been executed within 24 hours and whether such transactions were executed in the specified amounts.

Section VI   Certifications and Reports by Access Persons3

(A)

Initial Certifications and Initial Holdings Reports

(1)

Within 30 days after a person becomes an Access Person, except as provided in section VI (D), such person shall complete and submit to the Compliance Officer an Initial Certification and Holdings Report on the form attached as Schedule C.

(B)

Quarterly Transaction Reports

(1)

Within 30 days after the end of each calendar quarter, each Access Person shall make a written report to the Compliance Officer of all transactions in Covered Securities occurring in the quarter in which he or she had any direct or indirect Beneficial Ownership, except that the report need not set forth information regarding the following types of transactions:

(a)

Purchases and redemptions of shares of registered, open-end mutual funds but not shares of closed-end funds), including shares of the Trust;

(b)

 Bank certificates of deposit and bankers' acceptances;

(c)

Commercial paper and high quality debt instruments (including repurchase agreements) with a stated maturity of 12 months or less;

(d)

U.S. Treasury obligations; and

(e)

 Transactions in an account over which the Access Person does not exercise, directly or indirectly, any influence or control provided, however, that such influence or control shall be presumed to exist in the case of the account of an immediate family member of the Access Person who lives in the same household as the Access Person, absent a written determination by the Compliance Officer to the contrary.

(f)

Such report is hereinafter called a "Quarterly Transaction Report."

(2)

Except as provided in Section VI (D), a Quarterly Transaction Report shall be on the form attached as Schedule B and must contain the following information with respect to each reportable transaction:

(3)

Date and nature of the transaction (purchase, sale or any other type of acquisition or disposition);

(4)

Title, number of shares or principal amount of each Security and the price at which the transaction was effected; and

(5)

Name of the broker, dealer or bank with or through whom the transaction was effected.

(C)

A Quarterly Transaction Report may contain a statement that the report is not to be construed as an admission that the person making it has or had any direct or indirect Beneficial Ownership of any Security to which the report relates.

(D)

Annual Certifications and Annual Holdings Reports

(1)

Annually, by January 30 of each year, except as provided in Section VI (D), each Access Person shall complete and submit to the Compliance Officer an Annual Certification and Holdings Report on the form attached as Schedule D.

(E)

Exceptions from Reporting Requirements

(F)

Notwithstanding the quarterly reporting requirement set forth in Section VI (B), an Independent Trustee is not required to file a Quarterly Transaction Report unless he or she was actually aware of the Trust's trading activity at any time during the 15 day period immediately preceding or after such Independent Trustee engaged in a Securities transaction.

(G)

Independent Trustees are not required to file Initial Holdings Reports or Annual Holdings Reports.

(H)

In lieu of submitting a Quarterly Transaction Report, an Access Person may arrange for the Compliance Officer to be sent duplicate confirmations and statements for accounts through which transactions in Securities in which the Access Person has any direct or indirect Beneficial Ownership are effected. However, a Quarterly Transaction Report must be submitted for any quarter during which the Access Person has acquired or disposed of direct or indirect Beneficial Ownership of any Security if such transaction was not in an account for which duplicate confirmations and statements are being sent. Access Persons who are associated persons of the Adviser and who provide duplicate confirmations and statements for their accounts to the Adviser will be deemed to satisfl the requirement to submit a Quarterly Transaction Report if such confirmations and statements reflect all transactions in Securities required to be reported by them hereunder. The Adviser shall deliver such confirmations and statements or analysis thereof to permit the Compliance Officer to ascertain compliance with this Code.  Any Access Person relying on this Section VI(DX3) shall be required to certify as to the identity of all accounts through which Covered Securities in which they have direct or indirect Beneficial Ownership are purchased, sold and held.

___________________________________

3 The reporting requirements of this Section VI apply to Securities acquired or disposed of in all types of transactions, including but not limited to non-brokered transactions, such as purchases and sates privately placed Securities and Securities acquired directly from an issuer, except to the extent that one of the exemptions from the reporting requirements applies.

(E) It is the responsibility of each Access Person to take the initiative to comply with the requirements of this Section VI. Any effort by the Trust or by the Adviser to facilitate the reporting process does not change or alter that responsibility.

Section VII

Additional Prohibitions

Confidentiality of Trust Transactions.

Until disclosed in a public report to shareholders or to the SEC in the normal course, all information concerning the Securities “being considered for purchase or sale” by the Trust shall be kept confidential by all Trust employees and disclosed by them only on a “need to know” basis.  It shall be the responsibility of the Compliance Officer to report any inadequacy found in this regard to the trustees of the Trust

Outside business Activities, Relationships and Directorships.

Access Persons may not engage in any outside business activities or maintain a business relationship with any person or company that may give rise to conflicts of interest or jeopardize the integrity or reputation of the Trust.  Similarly, no such outside business activities or relationship may be inconsistent with the interests of the Trust.  Access Persons who are members, officers or employees of the Adviser may not serve as a director of any public or private company, except with the prior approval of the Compliance Officer, and all directorships held by such Access Persons shall be reported to the Compliance Officer.

Gratuities.

Trust Employees shall not, directly or indirectly, take, accept, receive or give gifts or other consideration in merchandise, services or therwise, except:

(1) Customary business gratuities such as meals, refreshments, beverages and entertainment that are associated with the legitimate business purpose, reasonable in cost, appropriate as to time and place, do not influence or give (2) The appearance of influencing the recipient and cannot be viewed as a bribe, kickback or payoff; and business related gifts or nominal value.

Section VIII

Certification by Access Persons

The certifications of each Access Person required to be made pursuant to Section VI shall include certifications that the Access Person has read and understands this Code and recognizes that he or she is subject to it.  Access Persons shall also be required to certify in their annual certifications that they have complied with the requirements of this Code.

Section IX

Sanctions

Any violation of this Code shall be subject to the imposition of such sanctions by the Trust as may be deemed appropriate under the circumstances to achieve the purposes of rule 17j-1 and this Code.  The sanctions to be imposed shall be determined by the Board of Trustees, including a majority of the Independent Trustees; provided, however, that with respect to violations by personnel of the Adviser (or of a company which controls the Adviser, the sanctions to be imposed shall be determined by the Adviser (or the controlling person thereof), as applicable.  Sanctions may include, but are not limited to, suspension or termination of employment, a letter of censure and/or restitution of an amount equal to the difference between the price paid or received by the Trust and the more advantageous price paid or received by the offending person.

Section X    Administration and Construction

(A)

The administration of this Code shall be the responsibility of the Compliance Officer.

(B)

The duties of the Compliance Officer are as follows:

(1)

Continuous maintenance of current lists of the names of all Trust Employees and Access Persons with an appropriate description of their title or employment, including a notation of any directorships held by Access Persons who are partners, members, officers, or employees of the Adviser or of any company which controls the Adviser, and the date each such person became an Access Person;

(2)

On an annual basis, providing each Trust Employee with a copy of this Code and informing such persons of their duties and obligations hereunder;

(3)

Obtaining the certifications and reports required to be submitted by Access Persons under this Code (except that the Compliance Officer may presume that Quarterly Transaction Reports need not be filed by Independent Trustees in the absence of facts indicating that a report must be filed), and reviewing the reports submitted by Access Persons.

(4)

Maintaining or supervising the maintenance of all records and reports required by this Code;

(5)

Preparing listings of all securities transactions reported by Access Persons and reviewing such transactions against a listing of transactions effected by the Trust;

(6)

Issuance, either personally or with the assistance of counsel as may be appropriate, of any interpretation of this Code which may appear consistent with the objectives of Rule 17j-1 and this Code;

(7)

Conduct of such inspections or investigations as shall reasonably be required to detect and report, with recommendations, any apparent violations of this Code to the Board of Trustees of the Trust; and

(8)

Submission of a semi-annual report to the Board of Trustees containing a description of: any detected violation of this Code, noting in each case any sanction imposed; any transactions that suggest the possibility of a violation of this Code or of interpretations issued by the Compliance Officer, and any other significant information concerning the appropriateness of and actions taken under this Code;

(C)

The Compliance Officer shall maintain and cause to be maintained in an easily accessible place, the following records:

(1)

 A copy of this Code and any other codes of ethics adopted pursuant to Rule 17j-1 by the Trust and the Adviser for a period of 5 years;

(2)

A record of each violation of this Code and any other code specified in (C)(1) above, and of any action taken as a result of such violation for a period of not less than 5 years following the end of the fiscal year of the Trust in which the violation occurred;

(3)

A copy of each report made pursuant to this Code and any other code specified in (CXI) above, by an Access Person or the Compliance Officer, for a period of not less than 5 years from the end of the fiscal year of the Trust in which such report or interpretation was made or issued, the most recent 2 years of which shall be kept in a place that is easily accessible; and

(4)

A list of all persons, currently or within the past 5 years, who are or were required to make reports pursuant to Rule 17j-1 and this Code or any other code specified in (C)(1) above, or who are or were responsible for reviewing such reports.

(5)

A record of any decision, and the reasons supporting the decision, to approve any investment in an Initial Public Offering or a Limited Offering by Investment Personnel, for at least 5 years after the end of the fiscal year in which such approval was granted.

(D)

Review of Code by Board of Trustees

(1)

On an annual basis, and at such other time as deemed to be necessary or appropriate by the trustees, the trustees shall review operation of the code and shall adopt such amendments thereto as may be necessary to assure that the provisions of the code establish standards and procedures that are reasonably designed to detect and prevent activities that would constitute violations of rule 17j-1.

(2)

In connection with the annual review of the code by the Trustees, the Trust and the Adviser shall each provide to the board of Trustees, and the Board of Trustees shall consider, a written report (which may be a joint report on behalf of the Trust and the Adviser) that:

(3)

Describes any issues arising under the code or related procedures during the past year, including, but not limited to, information about material violations of the Code or any procedures adopted in the connection therewith and that describes the sanctions imposed in response to material violations; and

(4)

Certifies that the Trust and the Adviser have each adopted procedures reasonably necessary to prevent Access Persons from violating the code.

This Code may not be amended or modified except in a written form, which is specifically approved by majority vote of the Independent Trustees within six months after such amendment or modification.   In connection with any such amendment or modification, the Trust and the Adviser each provide a certification that procedures reasonably necessary to prevent Access Persons from violating the Code, as proposed to be amended or modified, have been adopted.

This Code was approved by the Board of Trustees of the Trust at a meeting held on November 30, 1999.  It was updated and approved by the Board at a meeting held December 15, 2005

J. Andre Weisbrod

/s/ J. Andre Weisbrod, Chairman

Date: 11/30/1999, Amended 12/15/2005

Where to Learn More

Mailing Address:  STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com                      Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)

You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual Reports to shareholders. In the Trust’s annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission’s Public Reference Room (1-800-SEC-0330) or on the Commission’s Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330